--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                               Semiannual Report
                                  Balanced Fund
--------------------------------------------------------------------------------
                                  June 30, 1999
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
BALANCED FUND
-------------------------
* Solid economic growth spurred equities but troubled bond investors, who feared a pickup in inflation.
* Your fund's 6- and 12-month gains were competitive with its Lipper peer group but trailed a combined index portfolio.
* Cyclical and value-oriented stocks, emerging market equities, high-yield bonds, and mortgage-backed bonds all contributed to fund performance.
*    We did not make significant adjustments to the fund's asset allocation.
* Further rate increases may be coming, and we expect that market volatility will provide some opportunities to increase our stock investments.

================================================================================
FELLOW SHAREHOLDERS
================================================================================

     The first half of 1999 saw a significant shift in investor sentiment. Stability returned to Asia and to other emerging economies, but as the U.S. economy thrived, the threat of inflation intensified. Bonds were hurt by a general increase in interest rates during the period, capped by an expected increase in the federal funds target rate by the Federal Reserve on June 30. Nonetheless, investors remained positive on the earnings outlook for many companies and stocks posted attractive gains.

================================================================================
    PERFORMANCE COMPARISON
    ----------------------
    Periods Ended 6/30/99           6 Months    12 Months

    Balanced Fund                      5.57%     10.76%
    Lipper Balanced Fund Index         6.17      11.54
    Combined Index Portfolio *         6.76      15.21

     *    An unmanaged  portfolio of 60% stocks  (S&P500) and 40% bonds
         (Lehman Brothers Aggregate Index).
================================================================================

     Your fund ended this period with a 5.57% gain, which contributed to a solid 10.76% performance for the full year. These results were marginally behind the returns for the Lipper Balanced Fund Index, which focuses on the largest funds in the balanced category, although the comparison is somewhat deceiving. Balanced funds vary significantly in their holdings, and the Lipper Balanced Funds Average, which tracks a larger number of funds than the index, posted gains of 5.57% and 9.98% for the two periods. The market's shift away from large-cap growth stocks and toward smaller and value-oriented fare in the second quarter was good for your fund relative to the Standard & Poor's 500 Stock Index, but not as helpful relative to our balanced fund competitors. Compared with the S&P 500, the domestic equity component of the portfolio is smaller (in terms of market cap) and slightly less growth oriented. Many of our competitors, however, own somewhat smaller companies that have more pronounced value characteristics.

     Fund performance lagged the Combined Index Portfolio, an unmanaged mix of the S&P 500 and the Lehman Brothers Aggregate Bond Index. This benchmark often performs differently from your fund because it has little or no exposure to international equities and high-yield bonds, which we include in the portfolio for diversification. When these segments lag, as they did strongly at the end of 1998, the blended index does better than your fund. As has been the case for the past several years, our international holdings performed quite well, both in absolute terms and relative to the MSCI EAFE (Europe, Australasia, Far East) Index, but the superb returns of U.S. stocks left most international markets in the dust.

================================================================================
MARKET ENVIRONMENT
================================================================================

     Once again this half we learned that the market environment and investor perceptions can turn on a dime. During the prior six-month period, investors were preoccupied with problems in Asian and Latin American economies, the rescue of the Long-Term Capital hedge fund, global disinflation, and recession. Investors also feared that a general slowdown in economic activity and a flood of cheap imports due to the devaluation of foreign currencies would result in severe pricing pressure and disinflation in the U.S., particularly in many commodity-based industries.

================================================================================

          INFORMATION ON YEAR-END DISTRIBUTIONS
          -------------------------------------
          To help you with tax planning, we try to give you a good idea of the per-share income and capital gain amounts our funds may distribute near year-end. In late October, we will provide estimates of these amounts, which will be paid on December 16, 1999, to shareholders of record on December 14. These preliminary numbers will be included in The Price Report mailing to shareholders in late October and will also be available on our Web site -- www.troweprice.com. We hope that these preliminary numbers will be useful to you in approximating the income and capital gains taxes you may pay on distributions to taxable accounts. If your fund distributed any capital gains earlier in 1999, you can find the amounts on your statements and should include them in your tax planning calculations. Please keep in mind that the numbers are not final and are likely to be revised before the December 14 declaration and record date. As the fall progresses, you may want to check our Web site for revisions. If you would like information on tax matters relating to mutual funds, please visit our Web site to download our Insights report, Tax Information for Mutual Fund Investors, or call 1-800-225-5132 to request a copy.

================================================================================

     As the period progressed, however, the U.S. economy remained buoyant, with GDP growth running well ahead of projections and consumer spending outpacing earnings. This news, coupled with improvement in several emerging foreign economies, refocused investor attention on the possibility of inflation. Inflation concerns were aggravated by a sharp rise in oil prices as OPEC succeeded in limiting production. Interest rates rose significantly to reflect these fears, with the 30-year Treasury bond yield jumping from 5% to over 6% during the period.

     Yet the Fed and investors had to grapple with conflicting data. In addition to the rise in energy prices and the strength of economic data, labor markets were very tight and average hourly wages rose. On the other hand, productivity continued to improve and actual inflation reports varied (the most recent consumer price index data showed no increase). The Fed has also taken note of the Internet's dramatic growth and its favorable effect on price competition and efficiency. In the end, the Fed settled on a modest increase of 0.25%, which it felt could slow the housing market and discourage consumers from fueling their spending habits with credit.

     [Interest Rate Levels chart showing: interest rates for 30-Year Treasury Bond, 5-Year Treasury Note, and 90-day Treasury Bills, 6/30/98 through 6/30/99.]

     The Fed's actions quieted the markets, but not before significant shifts in investor sentiment had taken place. Investors sold down bonds and pushed up interest rates ahead of the rate hike, leaving Treasuries and other high-quality bond investments either flat or in the red. Less interest rate-sensitive segments of the bond market, in particular high-yield bonds and mortgage-backed securities, posted the best results. Investors also bid up cyclical and technology stocks, which should fare well in a technology-driven economic upswing. Meanwhile, the stocks of more defensive steady-growth companies, such as pharmaceuticals, and interest rate-sensitive stocks, such as financials, generally struggled. Finally, overseas markets in Japan, Southeast Asia, and Latin America rebounded significantly from their 1998 woes, but economic weakness and a declining euro depressed results for European markets.

================================================================================
ASSET ALLOCATION
================================================================================

     At the close of the second quarter, the fund's total foreign and domestic equity exposure as a percent of assets was just slightly ahead of the 60% weighting we consider neutral. This minor variation reflected market activity that pushed stocks up and bonds down during the period rather than an explicit decision to favor stocks. Consequently, our positions in Treasury and high-quality corporate bonds faded modestly. In the short run, we will move back to our current target range, but over the long run we intend to raise the fund's equity target closer to 65%. We think the catalyst for this change will be weakness in one or more equity market segments which would allow us to shift strategies somewhat opportunistically.

     [Security Diversification pie chart showing; Large-Cap 50%, International Stocks 11%; Treasury and Agency Bonds 14%; Mortgage-backed Securities 6%; Corporate bonds 16% and Reserves 3%]

     The portfolio's international allocation has declined continually over the past several years, from a high of about 13% to its current level near 10%. This is primarily a result of the extraordinary relative returns of U.S. stocks and doesn't reflect an active decision to reduce our international exposure. Our bias at this point is to gradually raise international exposure, given that other markets look cheaper than the U.S. and that global growth seems to be picking up steam.

================================================================================
PORTFOLIO HIGHLIGHTS
================================================================================

     Benefiting from the mid-period shift in investor sentiment, cyclical stocks in such sectors as basic materials and energy were the best performers in the domestic equity portfolio. The intensity of the advance in these sectors was surprising, with many stocks generating a year's worth of gains in a matter of weeks. This type of price reaction has become commonplace in some markets (in particular the Internet-related companies favored by online investors), but until April had not been seen among the more staid value stocks like utilities and materials processors. In general, solid economic growth benefits stocks that are unable to generate significant earnings growth on their own, such as commodity producers. Our holdings in ALCOA, INCO, and GEORGIA PACIFIC were all beneficiaries of the rotation.

     Rising oil prices, virtually the only omen of global inflation, helped push oil stocks higher. Falling energy prices were one result of last year's global slowdown, and the current recovery is leading to increased demand for energy and thus higher prices. Oil service stocks outperformed the producers, as their earnings tend to depend more on energy prices. Our holdings in service companies SMITH INTERNATIONAL, BJ SERVICES, and HALLIBURTON benefited. BP AMOCO was our best-performing oil stock.

     Technology stocks continued their superb run. While fundamental results have been good, investors have been willing to pay higher and higher multiples for companies showing technological leadership in important sectors. Semiconductor stocks, such as TEXAS INSTRUMENTS, and semiconductor capital equipment stocks, did well. SUN MICROSYSTEMS, which produces the servers that power much of the Internet, was also a standout. Investors have aggressively bid up the prices of almost everything even peripherally related to the Internet. On the other hand, INTEL, one of our largest holdings, underperformed amid concern over falling personal computer prices.

     Health care was the worst-performing major sector. Drug stocks were flat, a victim of both the market rotation out of growth and concerns about pricing issues. Drugs have been among the market leaders over the past few years, but the prospect of government price controls, stealthily introduced through a Medicare drug plan, has raised some eyebrows.

     Within the international portfolio, the big story was the depreciation of the euro, which lost about 12% of its value from its introduction on January 1 through June 30. Most of the major continental European countries are participants in the euro, and the currency's slide either offset their market gains or contributed to losses. Our European stocks were about flat for the six months in dollar terms. The best European markets were the U.K. and Sweden (neither of which are part of the monetary union associated with the euro) and France. VODAFONE (a U.K. cellular company) and BARCLAY'S (a U.K. bank) were strong contributors. LVMH and CHRISTIAN DIOR, French luxury goods companies, also did very well.

     Outside of Europe, the news from international markets was much better. Japan's market rallied sharply on signs that the country is dealing more effectively with the long-term structural problems that plague its economy. Japan is our single largest market outside of the U.S., and stocks such as
HITACHI (an industrial products company) and KAO (in consumer products) performed very well. Small markets in Asia were extremely strong as evidence mounted that recovery from last year's crisis is in full swing. Stocks in Singapore, Hong Kong, and Malaysia all advanced. Latin American stocks also benefited from a global increase in investor confidence. Our major holdings in Mexico and Brazil, TELEFONOS DE MEXICO and TELEBRAS (both nationwide telecommunications companies), were good performers.

     The bond  market  environment  of the last six  months  was  difficult  for high-quality bonds, such as U.S. Treasuries, but less so for lower-quality, high-yield bonds. Returns were negative for both high-quality corporate bonds and Treasuries as interest rates trended higher, with long-maturity bonds significantly underperforming those in the intermediate range. Alternatively, lower-quality, less-liquid issues that offered greater yield and total return potential had a solid showing. Mortgage-backed securities were the top investment-grade performers, outgaining Treasuries in the second quarter as mortgage prepayments slowed in an environment of rising interest rates.

================================================================================

    BOND MARKET RETURNS
    -------------------

    Sector                            3 Months   6 Months
    Treasuries                         -0.92%     -2.45%
    Mortgage-Backed Securities         -0.41       0.59
    Corporates                         -1.58      -2.06

    Source: Salomon Smith Barney.

================================================================================

     Compared with our peer group, we kept the duration of the bond portfolio neutral to slightly long throughout the period (duration is a measure of interest rate sensitivity where larger, or "longer," numbers suggest greater reactions to rate changes). The fund's longer duration hampered relative performance. Absent a clear conviction on the near-term direction of interest rates, we anticipate maintaining duration close to neutral over the coming months.

================================================================================
OUTLOOK
================================================================================

     We expect the U.S. economy to slow over the next six to 12 months, although robust consumer demand will likely keep GDP growth above 3%. Consumption shows some signs of slowing from the torrid pace of the last two quarters, but there is little evidence of slowing in the manufacturing sector. The Federal Reserve's move to raise interest rates by 25 basis points at the end of June suggests it is prepared to raise rates further (despite their current "neutral" bias), but will first wait to see if economic data continue to point toward an overheating economy. Higher interest rates should eventually have an impact on the economy through higher mortgage rates and higher lending rates, though possibly not until later in the year.

     We continue to take an optimistic view toward performance, but we are keeping a wary eye on the historically significant volatility now evident in the investment markets. We believe a well-diversified portfolio with exposure to a variety of asset classes can help moderate volatility and expose shareholders to gains wherever they occur in the markets.

Respectfully submitted,

/s/

Richard T. Whitney
Chairman of the Investment Advisory Committee
July 25, 1999

================================================================================
    PORTFOLIO HIGHLIGHTS
    --------------------
    LARGEST HOLDINGS
    ----------------
                         Percent of                                   Percent of
                         Net Assets                                   Net Assets
                            6/30/99                                      6/30/99
                            -------                                      -------
Stocks                                Bonds
------                                -----
GE                             1.4%   U.S. Treasury                       11.5%
Lucent Technologies            0.9    Ginnie Mae                           5.0
Citigroup                      0.8    Fannie Mae                           3.0
Sun Microsystems               0.7    Federal Home Loans                   0.6
American International Group   0.7    Anheuser-Busch                       0.3
AT&T                           0.7    Comcast Cable                        0.3
Tyco International             0.7    Atlantic Richfield                   0.3
MCI WorldCom                   0.7    Distribution Financial Svcs Marine   0.3
Bank of America                0.7    Quantas Airways                      0.3
Intel                          0.7    Sears Credit Account Master Trust    0.3
Total                          8.0%   Total                               21.9%

Note: Table excludes reserves.

================================================================================
T. Rowe Price Balanced Fund
---------------------------
    PERFORMANCE COMPARISON
    ----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. An index return does not reflect expenses, which have been deducted from the fund's return.

[Balanced Fund SEC chart shown here]

    AVERAGE ANNUAL COMPOUND TOTAL RETURN
    ------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/99            1 Year       3 Years       5 Years     10 Years
---------------------            ------       -------       -------     --------
Balanced Fund                    10.76%        16.58%        16.53%       13.44%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price Balanced Fund
---------------------------                                           Unaudited
For a share outstanding throughout each period
FINANCIAL HIGHLIGHTS
--------------------
                       6 Months      Year
                          Ended     Ended
                        6/30/99  12/31/98 12/31/97 12/31/96 12/31/95 12/31/94
NET ASSET VALUE
Beginning of period    $  18.59  $  16.54 $  14.48 $  13.22 $  11.14 $  12.02
-------------------------------------------------------------------------------
Investment activities
Net investment income      0.27      0.53     0.53     0.51     0.48     0.43
Net realized and
unrealized gain (loss)     0.76      2.07     2.18     1.38     2.24    (0.68)
-------------------------------------------------------------------------------
Total from
investment activities      1.03      2.60     2.71     1.89     2.72    (0.25)
-------------------------------------------------------------------------------
Distributions
Net investment income     (0.27)    (0.52)   (0.53)   (0.50)   (0.47)   (0.43)
Net realized gain             -     (0.03)   (0.12)   (0.13)   (0.17)   (0.20)
-------------------------------------------------------------------------------
Total distributions       (0.27)    (0.55)   (0.65)   (0.63)   (0.64)   (0.63)
-------------------------------------------------------------------------------
NET ASSET VALUE
End of period          $  19.35  $  18.59 $  16.54 $  14.48 $  13.22 $  11.14

Ratios/Supplemental=Data=======================================================

Total return*              5.57%    15.97%   18.97%   14.57%   24.88%   (2.05)%
-------------------------------------------------------------------------------
Ratio of total expenses
to average net assets      0.78%+    0.78%    0.81%    0.87%    0.95%    1.00%
-------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                 2.88%+    3.04%    3.36%    3.70%    3.87%    3.72%
-------------------------------------------------------------------------------
Portfolio turnover rate   27.4%+    12.5%    15.5%    22.3%    12.6%    33.3%
-------------------------------------------------------------------------------
Net assets, end of
period (in millions)   $  2,044  $  1,650 $  1,219  $  876  $   608  $   392
-------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
---------------------------
Unaudited                                                         June 30, 1999
PORTFOLIO OF INVESTMENTS
------------------------

                                                                   Shares/Par         Value
                                                                          In thousands

COMMON=STOCKS=AND=RIGHTS==60.7%==============================================================
FINANCIAL==10.2%=============================================================================
Bank and Trust  5.0%
Abbey National (GBP)                                                124,000   $       2,329
---------------------------------------------------------------------------------------------
Australia & New Zealand Banking ADR                                  21,500             798
---------------------------------------------------------------------------------------------
Banca Commerciale Italiana (EUR)                                    210,000           1,533
---------------------------------------------------------------------------------------------
Banco de Bilbao Vizcaya ADR                                         180,000           2,633
---------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata ADR                                34,500             656
---------------------------------------------------------------------------------------------
Bank of America                                                     191,637          14,049
---------------------------------------------------------------------------------------------
Bank of New York                                                    100,000           3,669
---------------------------------------------------------------------------------------------
Bank One                                                            143,397           8,541
---------------------------------------------------------------------------------------------
BankBoston                                                           65,300           3,339
---------------------------------------------------------------------------------------------
Bankgesellschaft Berlin (EUR) *                                      57,000             787
---------------------------------------------------------------------------------------------
Barclay's (GBP)                                                     101,278           2,945
---------------------------------------------------------------------------------------------
Chase Manhattan                                                     110,080           9,536
---------------------------------------------------------------------------------------------
Deutsche Bank (EUR)                                                  18,700           1,140
---------------------------------------------------------------------------------------------
Development Bank of Singapore (SGD)                                  35,200             430
---------------------------------------------------------------------------------------------
Dresdner Bank (EUR) *                                                20,200             789
---------------------------------------------------------------------------------------------
First Union                                                         101,919           4,790
---------------------------------------------------------------------------------------------
Grupo Financiero Bancomer ADR (144a)                                 20,000             145
---------------------------------------------------------------------------------------------
HSBC Holdings (GBP)                                                 114,364           4,052
---------------------------------------------------------------------------------------------
KBC Bancassurance Holding (EUR)                                      25,000           1,482
---------------------------------------------------------------------------------------------
KeyCorp                                                             100,000           3,213
---------------------------------------------------------------------------------------------
Mediobanca (EUR)                                                    125,100           1,309
---------------------------------------------------------------------------------------------


Mellon Bank                                                         155,000           5,638
---------------------------------------------------------------------------------------------
Mercantile Bancorporation                                            14,300             817
---------------------------------------------------------------------------------------------
Overseas Chinese Bank (SGD)                                          32,200             269
---------------------------------------------------------------------------------------------
Regions Financial                                                    36,400           1,392
---------------------------------------------------------------------------------------------
Societe Generale (EUR)                                               11,790           2,077
---------------------------------------------------------------------------------------------
State Street                                                         25,000           2,134
---------------------------------------------------------------------------------------------
Svenska Handelsbanken (SEK) *                                        78,000             937
---------------------------------------------------------------------------------------------
U.S. Bancorp                                                        128,952           4,384
---------------------------------------------------------------------------------------------
UBS (CHF)                                                            16,089           4,801
---------------------------------------------------------------------------------------------
Washington Federal                                                   24,742             554
---------------------------------------------------------------------------------------------
Washington Mutual                                                    60,000           2,123
---------------------------------------------------------------------------------------------
Wells Fargo                                                         180,000   $       7,695
---------------------------------------------------------------------------------------------
Westpac Bank (AUD)                                                   90,000             583
---------------------------------------------------------------------------------------------
                                                                                    101,569
---------------------------------------------------------------------------------------------
Insurance  2.2%
ACE Limited                                                         160,000           4,520
---------------------------------------------------------------------------------------------
American General                                                     48,000           3,618
---------------------------------------------------------------------------------------------
American International Group                                        121,725          14,249
---------------------------------------------------------------------------------------------
Conseco                                                              31,213             950
---------------------------------------------------------------------------------------------
Horace Mann Educators                                                20,400             555
---------------------------------------------------------------------------------------------
Marsh & McLennan                                                      6,900             521
---------------------------------------------------------------------------------------------
Medical Assurance *                                                  30,027             848
---------------------------------------------------------------------------------------------
MGIC Investment                                                      23,200           1,128
---------------------------------------------------------------------------------------------
Progressive                                                           4,200             609
---------------------------------------------------------------------------------------------
St. Paul Companies                                                   86,000           2,736
---------------------------------------------------------------------------------------------
Sumitomo Marine & Fire Insurance (JPY)                              175,000           1,056


---------------------------------------------------------------------------------------------
Torchmark                                                            78,600           2,682
---------------------------------------------------------------------------------------------
Transamerica                                                         34,800           2,610
---------------------------------------------------------------------------------------------
UNUM                                                                100,000           5,475
---------------------------------------------------------------------------------------------
XL Capital (Class A)                                                 50,000           2,825
---------------------------------------------------------------------------------------------
                                                                                     44,382
---------------------------------------------------------------------------------------------
Financial Services  3.0%
A.G. Edwards                                                         20,212             652
---------------------------------------------------------------------------------------------
AMBAC                                                                22,200           1,268
---------------------------------------------------------------------------------------------
American Express                                                     52,600           6,844
---------------------------------------------------------------------------------------------
Associates First Capital (Class A)                                   90,938           4,030
---------------------------------------------------------------------------------------------
AXA (EUR)                                                            20,600           2,512
---------------------------------------------------------------------------------------------
Citigroup                                                           327,034          15,534
---------------------------------------------------------------------------------------------
Countrywide Credit                                                   63,925           2,733
---------------------------------------------------------------------------------------------
Fannie Mae                                                           78,000           5,333
---------------------------------------------------------------------------------------------
Freddie Mac                                                          48,600           2,819
---------------------------------------------------------------------------------------------
Goldman Sachs Group *                                                25,000           1,806
---------------------------------------------------------------------------------------------
Household International                                              72,000           3,411
---------------------------------------------------------------------------------------------
ING Groep (EUR)                                                      51,674           2,797
---------------------------------------------------------------------------------------------
Medaphis *                                                           14,600              84
---------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter                                           69,800           7,154
---------------------------------------------------------------------------------------------
Pearson (GBP)                                                       150,000           3,048
---------------------------------------------------------------------------------------------
Unidanmark (Class A) (DKK)                                           20,000   $       1,331
---------------------------------------------------------------------------------------------
Waddell & Reed Financial (Class A)                                    4,472             123
---------------------------------------------------------------------------------------------
Waddell & Reed Financial (Class B)                                   19,249             520
---------------------------------------------------------------------------------------------
                                                                                     61,999
---------------------------------------------------------------------------------------------
Total Financial                                                                     207,950
---------------------------------------------------------------------------------------------

UTILITIES==6.3%==============================================================================
Telephone  4.7%
ALLTEL                                                               80,000           5,720
---------------------------------------------------------------------------------------------
Ameritech                                                           150,000          11,025
---------------------------------------------------------------------------------------------
AT&T *                                                              254,963          14,230
---------------------------------------------------------------------------------------------
Bell Atlantic                                                       118,600           7,754
---------------------------------------------------------------------------------------------
BellSouth                                                           204,000           9,563
---------------------------------------------------------------------------------------------
British Telecommunications ADR                                       21,600           3,699
---------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile
        (Class A) ADR                                                17,000             421
---------------------------------------------------------------------------------------------
COMSAT                                                                4,900             159
---------------------------------------------------------------------------------------------
GTE                                                                 113,800           8,620
---------------------------------------------------------------------------------------------
Hong Kong Telecommunications ADR                                     37,288           1,004
---------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone (JPY)                                      168           1,958
---------------------------------------------------------------------------------------------
SBC Communications                                                  189,340          10,982
---------------------------------------------------------------------------------------------
Sprint *                                                            101,800           5,376
---------------------------------------------------------------------------------------------
Telebras ADR                                                         20,000               1
---------------------------------------------------------------------------------------------
Telebras ADR                                                         20,000           1,804
---------------------------------------------------------------------------------------------
Telecom Corporation of New Zealand (NZD)                            520,000           2,230
---------------------------------------------------------------------------------------------
Telecom Italia (EUR)                                                317,220           3,296
---------------------------------------------------------------------------------------------
Telecom Italia Mobile (EUR) *                                       571,000           3,408
---------------------------------------------------------------------------------------------
Telefonica de Espana ADR *                                           12,484           1,837
---------------------------------------------------------------------------------------------
Telefonos de Mexico (Class L) ADR                                    30,000           2,424
---------------------------------------------------------------------------------------------
Telekom Malaysia (MYR)                                                  200               1
---------------------------------------------------------------------------------------------
U S West                                                             20,546           1,207
---------------------------------------------------------------------------------------------
                                                                                     96,719
---------------------------------------------------------------------------------------------


Electric Utilities  1.6%
Consolidated Edison                                                  48,200           2,181
---------------------------------------------------------------------------------------------
Duke Energy                                                          30,115           1,638
---------------------------------------------------------------------------------------------
Edison International                                                104,000           2,782
---------------------------------------------------------------------------------------------
Electrabel (EUR)                                                      3,100   $       1,000
---------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad Chile ADR                           13,300             161
---------------------------------------------------------------------------------------------
Endesa ADR                                                           48,800           1,037
---------------------------------------------------------------------------------------------
Entergy                                                              73,000           2,281
---------------------------------------------------------------------------------------------
FirstEnergy                                                          75,000           2,325
---------------------------------------------------------------------------------------------
FPL Group                                                            25,600           1,398
---------------------------------------------------------------------------------------------
GPU                                                                  75,000           3,164
---------------------------------------------------------------------------------------------
Hong Kong Electric (HKD)                                            200,000             642
---------------------------------------------------------------------------------------------
Niagara Mohawk *                                                    102,500           1,647
---------------------------------------------------------------------------------------------
PECO Energy                                                          66,000           2,764
---------------------------------------------------------------------------------------------
PG&E                                                                 67,800           2,204
---------------------------------------------------------------------------------------------
Public Service of New Mexico                                         50,000             994
---------------------------------------------------------------------------------------------
Texas Utilities                                                      39,899           1,646
---------------------------------------------------------------------------------------------
Unicom                                                               68,600           2,645
---------------------------------------------------------------------------------------------
Veba (EUR)                                                           29,700           1,745
---------------------------------------------------------------------------------------------
                                                                                     32,254
---------------------------------------------------------------------------------------------
Total Utilities                                                                     128,973
---------------------------------------------------------------------------------------------

CONSUMER=NONDURABLES==11.1%==================================================================
Cosmetics  0.3%
Gillette                                                             45,174           1,852
---------------------------------------------------------------------------------------------
International Flavors & Fragrances                                   11,700             519
---------------------------------------------------------------------------------------------
Kao (JPY)                                                           161,000           4,525
---------------------------------------------------------------------------------------------
Revlon (Class A) *                                                    1,800              55
---------------------------------------------------------------------------------------------
                                                                                      6,951
---------------------------------------------------------------------------------------------


Beverages  1.2%
Anheuser-Busch                                                       64,000           4,540
---------------------------------------------------------------------------------------------
Coca-Cola                                                            92,600           5,788
---------------------------------------------------------------------------------------------
Diageo ADR                                                           27,043           1,163
---------------------------------------------------------------------------------------------
LVMH (EUR) *                                                          9,541           2,792
---------------------------------------------------------------------------------------------
LVMH (EUR) *                                                          9,541             279
---------------------------------------------------------------------------------------------
PepsiCo                                                             204,000           7,892
---------------------------------------------------------------------------------------------
Starbucks *                                                          48,800           1,828
---------------------------------------------------------------------------------------------
                                                                                     24,282
---------------------------------------------------------------------------------------------
Food Processing  1.9%
Agribrands International *                                            2,320              92
---------------------------------------------------------------------------------------------
Archer Daniels Midland                                               70,741   $       1,092
---------------------------------------------------------------------------------------------
Bestfoods                                                            65,800           3,257
---------------------------------------------------------------------------------------------
Cadbury Schweppes ADR                                                63,172           1,682
---------------------------------------------------------------------------------------------
Carrefour (EUR) *                                                    12,000           1,763
---------------------------------------------------------------------------------------------
ConAgra                                                              53,400           1,422
---------------------------------------------------------------------------------------------
Corn Products International                                           8,225             250
---------------------------------------------------------------------------------------------
CSM (EUR)                                                            17,000             849
---------------------------------------------------------------------------------------------
Danisco (DKK) *                                                      16,000             721
---------------------------------------------------------------------------------------------
Earthgrains                                                           5,120             132
---------------------------------------------------------------------------------------------
Eridania Beghin-Say (EUR)                                             8,100           1,161
---------------------------------------------------------------------------------------------
General Mills                                                        57,500           4,621
---------------------------------------------------------------------------------------------
Heinz                                                                77,000           3,860
---------------------------------------------------------------------------------------------
Hershey Foods                                                        30,000           1,781
---------------------------------------------------------------------------------------------
McCormick                                                            10,300             325
---------------------------------------------------------------------------------------------
Nestle (CHF)                                                          1,724           3,105
---------------------------------------------------------------------------------------------


Quaker Oats                                                          80,000           5,310
---------------------------------------------------------------------------------------------
Ralston Purina                                                       69,612           2,119
---------------------------------------------------------------------------------------------
Sara Lee                                                            165,800           3,762
---------------------------------------------------------------------------------------------
Unilever NV                                                          14,285             996
---------------------------------------------------------------------------------------------
Universal Foods                                                      14,200             300
---------------------------------------------------------------------------------------------
Whitman                                                               1,100              20
---------------------------------------------------------------------------------------------
                                                                                     38,620
---------------------------------------------------------------------------------------------
Hospital Supplies/Hospital Management  1.0%
Abbott Laboratories                                                 127,200           5,788
---------------------------------------------------------------------------------------------
Baxter International                                                 50,000           3,031
---------------------------------------------------------------------------------------------
Becton, Dickinson                                                    60,000           1,800
---------------------------------------------------------------------------------------------
Guidant                                                              42,400           2,181
---------------------------------------------------------------------------------------------
Health Management (Class A) *                                        81,252             914
---------------------------------------------------------------------------------------------
Medtronic                                                            48,000           3,738
---------------------------------------------------------------------------------------------
Millipore                                                               900              36
---------------------------------------------------------------------------------------------
Smith & Nephew (GBP)                                                210,000             636
---------------------------------------------------------------------------------------------
Terumo (JPY)                                                         75,000           1,671
---------------------------------------------------------------------------------------------
                                                                                     19,795
---------------------------------------------------------------------------------------------
Pharmaceuticals  4.4%
American Home Products                                              153,200           8,809
---------------------------------------------------------------------------------------------
Amgen *                                                              25,500           1,552
---------------------------------------------------------------------------------------------
AstraZeneca (SEK)                                                    40,360           1,574
---------------------------------------------------------------------------------------------
Bristol-Myers Squibb                                                168,800   $      11,890
---------------------------------------------------------------------------------------------
Eli Lilly                                                            40,000           2,865
---------------------------------------------------------------------------------------------
Gehe (EUR)                                                           13,550             623
---------------------------------------------------------------------------------------------
Glaxo Wellcome ADR                                                   30,400           1,721
---------------------------------------------------------------------------------------------
Johnson & Johnson                                                    51,900           5,086
---------------------------------------------------------------------------------------------


Merck                                                               175,800          13,009
---------------------------------------------------------------------------------------------
Novartis (CHF)                                                        1,626           2,373
---------------------------------------------------------------------------------------------
Pfizer                                                               98,400          10,799
---------------------------------------------------------------------------------------------
Pharmacia & Upjohn                                                   80,000           4,545
---------------------------------------------------------------------------------------------
Schering-Plough                                                      72,600           3,848
---------------------------------------------------------------------------------------------
SmithKline Beecham ADR                                              124,800           8,245
---------------------------------------------------------------------------------------------
Takeda Chemical Industries (JPY)                                     84,000           3,896
---------------------------------------------------------------------------------------------
Warner-Lambert                                                      129,000           8,949
---------------------------------------------------------------------------------------------
                                                                                     89,784
---------------------------------------------------------------------------------------------
Biotechnology  0.0%
Covance *                                                             7,500             180
---------------------------------------------------------------------------------------------
                                                                                        180
---------------------------------------------------------------------------------------------
Health Care Services  0.6%
Aetna                                                                52,695           4,713
---------------------------------------------------------------------------------------------
Altana AG (EUR)                                                      12,000             676
---------------------------------------------------------------------------------------------
CIGNA                                                                 8,700             774
---------------------------------------------------------------------------------------------
IMS Health                                                           28,200             881
---------------------------------------------------------------------------------------------
Olsten                                                                4,118              26
---------------------------------------------------------------------------------------------
United HealthCare                                                    70,600           4,421
---------------------------------------------------------------------------------------------
                                                                                     11,491
---------------------------------------------------------------------------------------------
Miscellaneous Consumer Products  1.7%
Arctic Cat                                                            2,550              23
---------------------------------------------------------------------------------------------
Benetton Group (EUR)                                                446,200             879
---------------------------------------------------------------------------------------------
Bridgestone (JPY)                                                    69,000           2,088
---------------------------------------------------------------------------------------------
Burlington Industries *                                              17,700             160
---------------------------------------------------------------------------------------------
Colgate-Palmolive                                                    60,200           5,945
---------------------------------------------------------------------------------------------
Fortune Brands                                                       40,000           1,655
---------------------------------------------------------------------------------------------
Fruit of the Loom (Class A) *                                         4,300              42
---------------------------------------------------------------------------------------------
Hasbro                                                              112,500           3,143
---------------------------------------------------------------------------------------------


Huhtamaki (EUR)                                                      10,000             366
---------------------------------------------------------------------------------------------
Imperial Tobacco Group ADR                                           15,750             344
---------------------------------------------------------------------------------------------
Jones Apparel Group *                                                67,200           2,306
---------------------------------------------------------------------------------------------
Koninklijke Philips Electronics ADR                                  28,704   $       2,895
---------------------------------------------------------------------------------------------
Kuraray (JPY)                                                       148,000           1,781
---------------------------------------------------------------------------------------------
Lion Nathan (NZD)                                                   175,000             419
---------------------------------------------------------------------------------------------
Liz Claiborne                                                         1,700              62
---------------------------------------------------------------------------------------------
Mattel                                                               20,000             529
---------------------------------------------------------------------------------------------
NIKE (Class B)                                                          900              57
---------------------------------------------------------------------------------------------
Philip Morris                                                        10,800             434
---------------------------------------------------------------------------------------------
PPG Industries                                                        2,400             142
---------------------------------------------------------------------------------------------
Procter & Gamble                                                     98,800           8,818
---------------------------------------------------------------------------------------------
Service Corp. International                                          74,600           1,436
---------------------------------------------------------------------------------------------
Textron                                                               2,000             165
---------------------------------------------------------------------------------------------
Tomkins (GBP)                                                       100,000             433
---------------------------------------------------------------------------------------------
Tomkins ADR                                                           3,720              68
---------------------------------------------------------------------------------------------
UST                                                                   2,000              58
---------------------------------------------------------------------------------------------
Yue Yuen Industrial (HKD)                                           127,000             293
---------------------------------------------------------------------------------------------
                                                                                     34,541
---------------------------------------------------------------------------------------------
Total Consumer Nondurables                                                          225,644
---------------------------------------------------------------------------------------------

CONSUMER=SERVICES==7.3%======================================================================
Restaurants  0.0%
Applebee's                                                           10,600             321
---------------------------------------------------------------------------------------------
Darden Restaurants                                                    6,300             137
---------------------------------------------------------------------------------------------
Tricon Global Restaurants *                                          15,040             814
---------------------------------------------------------------------------------------------
                                                                                      1,272
---------------------------------------------------------------------------------------------
General Merchandisers  2.3%
Costco Companies *                                                  103,400           8,275
---------------------------------------------------------------------------------------------
Dayton Hudson                                                       172,200          11,193


---------------------------------------------------------------------------------------------
Hussmann                                                                550               9
---------------------------------------------------------------------------------------------
J.C. Penney                                                          44,000           2,137
---------------------------------------------------------------------------------------------
JUSCO (JPY)                                                          67,000           1,219
---------------------------------------------------------------------------------------------
Marui (JPY)                                                          53,000             876
---------------------------------------------------------------------------------------------
May Department Stores                                                77,100           3,151
---------------------------------------------------------------------------------------------
Pinault Printemps Redoute (EUR)                                      10,000           1,715
---------------------------------------------------------------------------------------------
Sears                                                                40,000           1,783
---------------------------------------------------------------------------------------------
Tesco (GBP)                                                         606,429           1,563
---------------------------------------------------------------------------------------------
TJX                                                                 176,000           5,863
---------------------------------------------------------------------------------------------
Wal-Mart                                                            180,000   $       8,685
---------------------------------------------------------------------------------------------
Warnaco Group (Class A)                                              46,100           1,233
---------------------------------------------------------------------------------------------
                                                                                     47,702
---------------------------------------------------------------------------------------------
Specialty Merchandisers  2.3%
Callaway Golf                                                        13,000             190
---------------------------------------------------------------------------------------------
Christian Dior (EUR)                                                  7,000           1,140
---------------------------------------------------------------------------------------------
Circuit City Stores                                                  85,900           7,989
---------------------------------------------------------------------------------------------
CVS                                                                  50,000           2,538
---------------------------------------------------------------------------------------------
Federated Department Stores *                                         1,800              95
---------------------------------------------------------------------------------------------
Gymboree *                                                            8,400              89
---------------------------------------------------------------------------------------------
Heilig-Meyers                                                         4,500              31
---------------------------------------------------------------------------------------------
Home Depot                                                           60,200           3,879
---------------------------------------------------------------------------------------------
Kohl's *                                                             37,200           2,871
---------------------------------------------------------------------------------------------
Kroger *                                                            200,000           5,588
---------------------------------------------------------------------------------------------
Office Depot *                                                       48,000           1,059
---------------------------------------------------------------------------------------------
Omron (JPY)                                                          68,000           1,180
---------------------------------------------------------------------------------------------
Payless Shoesource *                                                  8,224             440
---------------------------------------------------------------------------------------------
Petrie Stores Liquidation Trust *                                    33,500              83
---------------------------------------------------------------------------------------------
Safeway *                                                            55,200           2,732
---------------------------------------------------------------------------------------------


Staples *                                                            53,155           1,643
---------------------------------------------------------------------------------------------
The Gap                                                             267,300          13,465
---------------------------------------------------------------------------------------------
Toys "R" Us *                                                        63,300           1,310
---------------------------------------------------------------------------------------------
                                                                                     46,322
---------------------------------------------------------------------------------------------
Entertainment and Leisure  0.9%
Ascent Entertainment *                                                2,395              34
---------------------------------------------------------------------------------------------
Brinker *                                                             8,775             239
---------------------------------------------------------------------------------------------
Buffets *                                                             2,400              27
---------------------------------------------------------------------------------------------
Disney                                                              150,417           4,635
---------------------------------------------------------------------------------------------
Hilton                                                                2,300              33
---------------------------------------------------------------------------------------------
Hutchison Whampoa (HKD)                                             390,000           3,531
---------------------------------------------------------------------------------------------
International Game Technology                                         9,000             166
---------------------------------------------------------------------------------------------
McDonald's                                                           60,000           2,479
---------------------------------------------------------------------------------------------
MediaOne Group *                                                     50,000           3,719
---------------------------------------------------------------------------------------------
Park Place Entertainment *                                            2,300              22
---------------------------------------------------------------------------------------------
Reader's Digest (Class A)                                            35,000           1,391
---------------------------------------------------------------------------------------------
Sbarro *                                                             20,700             560
---------------------------------------------------------------------------------------------
Sharp (JPY)                                                          72,000             851
---------------------------------------------------------------------------------------------
Viacom (Class A) *                                                    9,000   $         397
---------------------------------------------------------------------------------------------
                                                                                     18,084
---------------------------------------------------------------------------------------------
Media and Communications  1.8%
A. H. Belo (Class A)                                                 13,600             268
---------------------------------------------------------------------------------------------
A.C. Nielson *                                                        4,700             142
---------------------------------------------------------------------------------------------
Asatsu (JPY)                                                         54,000           1,428
---------------------------------------------------------------------------------------------
Banta                                                                13,500             283
---------------------------------------------------------------------------------------------
CBS *                                                                91,793           3,987
---------------------------------------------------------------------------------------------
Clear Channel Communications *                                       20,000           1,379
---------------------------------------------------------------------------------------------
Comcast (Class A Special)                                            80,000           3,075
---------------------------------------------------------------------------------------------
Dun & Bradstreet                                                     14,100             500


---------------------------------------------------------------------------------------------
Elsevier (EUR)                                                       50,000             580
---------------------------------------------------------------------------------------------
France Telecom ADR                                                   45,000           3,465
---------------------------------------------------------------------------------------------
Gannett                                                              27,600           1,970
---------------------------------------------------------------------------------------------
Gaylord Entertainment                                                 3,528             106
---------------------------------------------------------------------------------------------
McGraw-Hill                                                          64,400           3,474
---------------------------------------------------------------------------------------------
Metronet Communications *                                               500              39
---------------------------------------------------------------------------------------------
Nielsen Media Research                                                4,700             137
---------------------------------------------------------------------------------------------
NTL *                                                                11,999           1,035
---------------------------------------------------------------------------------------------
R.H. Donnelley                                                        2,820              55
---------------------------------------------------------------------------------------------
Time Warner                                                         122,700           9,018
---------------------------------------------------------------------------------------------
Tribune                                                              20,000           1,742
---------------------------------------------------------------------------------------------
Vodafone ADR                                                         20,000           3,940
---------------------------------------------------------------------------------------------
                                                                                     36,623
---------------------------------------------------------------------------------------------
Total Consumer Services                                                             150,003
---------------------------------------------------------------------------------------------

CONSUMER=CYCLICALS==2.3%=====================================================================
Automobiles and Related  1.1%
Autoliv                                                              21,653             655
---------------------------------------------------------------------------------------------
Cycle & Carriage (SGD)                                               50,000             288
---------------------------------------------------------------------------------------------
Dana                                                                  1,300              60
---------------------------------------------------------------------------------------------
Delphi Automotive Systems                                            59,968           1,113
---------------------------------------------------------------------------------------------
Ford Motor                                                          114,430           6,458
---------------------------------------------------------------------------------------------
Gentex *                                                             36,400           1,019
---------------------------------------------------------------------------------------------
Genuine Parts                                                        81,975           2,869
---------------------------------------------------------------------------------------------
GM                                                                   85,800           5,663
---------------------------------------------------------------------------------------------
Goodyear Tire & Rubber                                                  300   $          18
---------------------------------------------------------------------------------------------
Honda ADR                                                            30,100           2,611
---------------------------------------------------------------------------------------------
MIDAS                                                                   183               5
---------------------------------------------------------------------------------------------
Pep Boys                                                              7,100             154


---------------------------------------------------------------------------------------------
Superior Industries Intl                                              8,000             219
---------------------------------------------------------------------------------------------
TRW                                                                  30,000           1,646
---------------------------------------------------------------------------------------------
                                                                                     22,778
---------------------------------------------------------------------------------------------
Building and Real Estate  0.3%
Cheung Kong Holdings (HKD)                                          283,000           2,517
---------------------------------------------------------------------------------------------
City Developments (SGD)                                              50,000             320
---------------------------------------------------------------------------------------------
DBS Land (SGD)                                                      600,000           1,198
---------------------------------------------------------------------------------------------
Interstate Hotels                                                     5,000              21
---------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, REIT                                       1,561              48
---------------------------------------------------------------------------------------------
Texas Industries                                                      9,400             364
---------------------------------------------------------------------------------------------
USG                                                                  14,600             818
---------------------------------------------------------------------------------------------
Wyndham International                                               150,001             684
---------------------------------------------------------------------------------------------
                                                                                      5,970
---------------------------------------------------------------------------------------------
Miscellaneous Consumer Durables  0.9%
Black & Decker                                                       36,000           2,272
---------------------------------------------------------------------------------------------
Corning                                                              30,000           2,104
---------------------------------------------------------------------------------------------
Eastman Kodak                                                        22,600           1,531
---------------------------------------------------------------------------------------------
Harley-Davidson                                                       7,600             413
---------------------------------------------------------------------------------------------
Imation *                                                             1,800              45
---------------------------------------------------------------------------------------------
Masco                                                                99,800           2,882
---------------------------------------------------------------------------------------------
Ricoh (JPY)                                                         100,000           1,377
---------------------------------------------------------------------------------------------
Scotts (Class A) *                                                   10,000             476
---------------------------------------------------------------------------------------------
Sony (JPY)                                                           16,000           1,726
---------------------------------------------------------------------------------------------
Tandy                                                                80,000           3,910
---------------------------------------------------------------------------------------------
Valspar                                                              36,200           1,376
---------------------------------------------------------------------------------------------
York International                                                    2,600             111
---------------------------------------------------------------------------------------------
                                                                                     18,223
---------------------------------------------------------------------------------------------
Total Consumer Cyclicals                                                             46,971
---------------------------------------------------------------------------------------------

TECHNOLOGY==8.4%=============================================================================
Electronic Components  2.5%
Altera *                                                             76,000           2,795
---------------------------------------------------------------------------------------------
Analog Devices *                                                    126,800   $       6,364
---------------------------------------------------------------------------------------------
EMC *                                                                98,600           5,423
---------------------------------------------------------------------------------------------
Intel                                                               228,000          13,559
---------------------------------------------------------------------------------------------
Linear Technology                                                    91,600           6,166
---------------------------------------------------------------------------------------------
Maxim Integrated Products *                                          50,000           3,325
---------------------------------------------------------------------------------------------
Micron Technology *                                                   9,400             379
---------------------------------------------------------------------------------------------
Molex                                                                15,257             564
---------------------------------------------------------------------------------------------
Motorola                                                             40,000           3,790
---------------------------------------------------------------------------------------------
Texas Instruments                                                    50,000           7,250
---------------------------------------------------------------------------------------------
Thermo Electron *                                                     9,787             196
---------------------------------------------------------------------------------------------
Thermo Instrument Systems *                                          10,195             172
---------------------------------------------------------------------------------------------
Vicor *                                                              12,000             257
---------------------------------------------------------------------------------------------
Xilinx *                                                             25,200           1,443
---------------------------------------------------------------------------------------------
                                                                                     51,683
---------------------------------------------------------------------------------------------
Electronic Systems  1.2%
Applied Materials *                                                  40,000           2,954
---------------------------------------------------------------------------------------------
Hewlett-Packard                                                     128,300          12,894
---------------------------------------------------------------------------------------------
Honeywell                                                            20,000           2,317
---------------------------------------------------------------------------------------------
KLA-Tencor *                                                         60,000           3,891
---------------------------------------------------------------------------------------------
Solectron *                                                          19,200           1,280
---------------------------------------------------------------------------------------------
                                                                                     23,336
---------------------------------------------------------------------------------------------
Information Processing  0.7%
Adaptec *                                                            14,000             494
---------------------------------------------------------------------------------------------
Choicepoint *                                                         1,780             119
---------------------------------------------------------------------------------------------
COMPAQ Computer                                                     254,000           6,017
---------------------------------------------------------------------------------------------
Dell Computer *                                                       9,600             355
---------------------------------------------------------------------------------------------


Hitachi ADR                                                          15,200           1,435
---------------------------------------------------------------------------------------------
IBM                                                                  46,800           6,049
---------------------------------------------------------------------------------------------
Storage Technology *                                                 10,000             228
---------------------------------------------------------------------------------------------
                                                                                     14,697
---------------------------------------------------------------------------------------------
Office Automation  0.0%
Pitney Bowes                                                          5,200             334
---------------------------------------------------------------------------------------------
Xerox                                                                 4,600             272
---------------------------------------------------------------------------------------------
                                                                                        606
---------------------------------------------------------------------------------------------
Specialized Computer  0.8%
Silicon Graphics *                                                   14,700             241
---------------------------------------------------------------------------------------------
Sun Microsystems *                                                  217,100          14,959
---------------------------------------------------------------------------------------------
Western Digital *                                                    20,000   $         130
---------------------------------------------------------------------------------------------
                                                                                     15,330
---------------------------------------------------------------------------------------------
Telecommunications  2.3%
Cox Communications (Class A) *                                      100,000           3,681
---------------------------------------------------------------------------------------------
LM Ericsson (Class B) ADR                                           108,000           3,554
---------------------------------------------------------------------------------------------
Lucent Technologies                                                 277,239          18,696
---------------------------------------------------------------------------------------------
MCI WorldCom *                                                      163,758          14,088
---------------------------------------------------------------------------------------------
Nortel Networks                                                       4,306             374
---------------------------------------------------------------------------------------------
PictureTel *                                                          8,800              70
---------------------------------------------------------------------------------------------
Premisys Communications *                                            65,000             471
---------------------------------------------------------------------------------------------
Sprint PCS *                                                         50,450           2,882
---------------------------------------------------------------------------------------------
Tellabs *                                                            46,400           3,137
---------------------------------------------------------------------------------------------
                                                                                     46,953
---------------------------------------------------------------------------------------------
Aerospace and Defense  0.9%
AlliedSignal                                                        122,000           7,686
---------------------------------------------------------------------------------------------
Boeing                                                               86,000           3,800
---------------------------------------------------------------------------------------------
Lockheed Martin                                                      33,600           1,252
---------------------------------------------------------------------------------------------
Northrop                                                             30,000           1,989
---------------------------------------------------------------------------------------------
Raytheon (Class A)                                                    2,142             148


---------------------------------------------------------------------------------------------
Raytheon (Class B)                                                      500              35
---------------------------------------------------------------------------------------------
Trinity Industries                                                      300              10
---------------------------------------------------------------------------------------------
United Technologies                                                  48,400           3,470
---------------------------------------------------------------------------------------------
                                                                                     18,390
---------------------------------------------------------------------------------------------
Total Technology                                                                    170,995
---------------------------------------------------------------------------------------------

CAPITAL=EQUIPMENT==3.5%======================================================================
Electrical Equipment  2.8%
ABB AG (CHF)                                                         12,562           1,183
---------------------------------------------------------------------------------------------
American Power Conversion *                                          20,600             414
---------------------------------------------------------------------------------------------
Canon (JPY)                                                          55,000           1,582
---------------------------------------------------------------------------------------------
Emerson Electric                                                     56,200           3,534
---------------------------------------------------------------------------------------------
GE                                                                  255,500          28,872
---------------------------------------------------------------------------------------------
Hubbell (Class A)                                                     8,000             319
---------------------------------------------------------------------------------------------
Hubbell (Class B)                                                    80,252           3,641
---------------------------------------------------------------------------------------------
Matsushita Electric Works (JPY)                                     100,000             966
---------------------------------------------------------------------------------------------
Mitsubishi Electric (JPY)                                           190,000             730
---------------------------------------------------------------------------------------------
Siemens (EUR)                                                        16,900   $       1,303
---------------------------------------------------------------------------------------------
Tyco International                                                  150,067          14,219
---------------------------------------------------------------------------------------------
                                                                                     56,763
---------------------------------------------------------------------------------------------
Machinery  0.7%
Caterpillar                                                          50,000           3,000
---------------------------------------------------------------------------------------------
Coltec Industries *                                                  29,900             648
---------------------------------------------------------------------------------------------
Cooper Industries                                                       600              31
---------------------------------------------------------------------------------------------
Danaher                                                              65,600           3,813
---------------------------------------------------------------------------------------------
Deere                                                                18,000             713
---------------------------------------------------------------------------------------------
Dover                                                                 2,400              84
---------------------------------------------------------------------------------------------
FMC *                                                                42,000           2,869
---------------------------------------------------------------------------------------------


Foster Wheeler                                                        4,600              65
---------------------------------------------------------------------------------------------
GKN (GBP)                                                            90,000           1,544
---------------------------------------------------------------------------------------------
Ingersoll-Rand                                                        1,500              97
---------------------------------------------------------------------------------------------
Kennametal                                                           11,400             353
---------------------------------------------------------------------------------------------
S I G Schweis (CHF)                                                   2,080           1,239
---------------------------------------------------------------------------------------------
Stewart & Stevenson                                                   6,300              96
---------------------------------------------------------------------------------------------
Teleflex                                                             10,000             434
---------------------------------------------------------------------------------------------
Valmet (EUR) *                                                       32,000             354
---------------------------------------------------------------------------------------------
                                                                                     15,340
---------------------------------------------------------------------------------------------
Total Capital Equipment                                                              72,103
---------------------------------------------------------------------------------------------

BUSINESS=SERVICES=AND========================================================================
TRANSPORTATION==3.8%=========================================================================
Computer Service and Software  2.2%
Automatic Data Processing                                            70,000           3,080
---------------------------------------------------------------------------------------------
BMC Software *                                                       80,000           4,318
---------------------------------------------------------------------------------------------
CBT Group ADR *                                                      29,400             483
---------------------------------------------------------------------------------------------
Computer Associates                                                 112,587           6,192
---------------------------------------------------------------------------------------------
CustomTracks *                                                        3,625             203
---------------------------------------------------------------------------------------------
Electronic Arts *                                                     7,500             406
---------------------------------------------------------------------------------------------
Electronic Data Systems                                              44,223           2,501
---------------------------------------------------------------------------------------------
First Data                                                           80,000           3,915
---------------------------------------------------------------------------------------------
General Instrument *                                                  1,400              60
---------------------------------------------------------------------------------------------
Intuit *                                                             50,000           4,509
---------------------------------------------------------------------------------------------
Micro Warehouse *                                                     5,600              99
---------------------------------------------------------------------------------------------
NCR *                                                                 6,718             328
---------------------------------------------------------------------------------------------
Novell *                                                             45,600     $     1,208
---------------------------------------------------------------------------------------------
Oracle *                                                            213,000           7,908
---------------------------------------------------------------------------------------------
Parametric Technology *                                             262,000           3,643
---------------------------------------------------------------------------------------------


SunGard Data Systems *                                               26,400             911
---------------------------------------------------------------------------------------------
Sybase *                                                              7,000              77
---------------------------------------------------------------------------------------------
Synopsys *                                                           95,600           5,273
---------------------------------------------------------------------------------------------
                                                                                     45,114
---------------------------------------------------------------------------------------------
Distribution Services  0.2%
Cardinal Health                                                      57,939           3,716
---------------------------------------------------------------------------------------------
                                                                                      3,716
---------------------------------------------------------------------------------------------
Environmental  0.1%
Allied Waste Industries *                                            63,000           1,244
---------------------------------------------------------------------------------------------
                                                                                      1,244
---------------------------------------------------------------------------------------------
Transportation Services  0.1%
Landstar Systems *                                                   40,000           1,444
---------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries (JPY)                                   159,000             645
---------------------------------------------------------------------------------------------
                                                                                      2,089
---------------------------------------------------------------------------------------------
Miscellaneous Business Services  0.6%
British Airport Authorities (GBP)                                   108,371           1,044
---------------------------------------------------------------------------------------------
Browning-Ferris                                                      25,000           1,075
---------------------------------------------------------------------------------------------
Cendant *                                                            79,010           1,620
---------------------------------------------------------------------------------------------
Cintas                                                                7,200             484
---------------------------------------------------------------------------------------------
Equifax                                                              17,800             635
---------------------------------------------------------------------------------------------
General Semiconductor *                                                 350               3
---------------------------------------------------------------------------------------------
GTECH *                                                               4,500             106
---------------------------------------------------------------------------------------------
H&R Block                                                            30,900           1,545
---------------------------------------------------------------------------------------------
Manpower                                                             12,200             276
---------------------------------------------------------------------------------------------
Merrill                                                              10,000             142
---------------------------------------------------------------------------------------------
Omnicom                                                              26,800           2,144
---------------------------------------------------------------------------------------------
Paychex                                                              63,027           2,005
---------------------------------------------------------------------------------------------
Waste Management                                                     28,395           1,526
---------------------------------------------------------------------------------------------
                                                                                     12,605
---------------------------------------------------------------------------------------------


Airlines  0.3%
AMR *                                                                40,000           2,730
---------------------------------------------------------------------------------------------
KLM (EUR)                                                            23,000             651
---------------------------------------------------------------------------------------------
Mesa Air Group *                                                     17,300             130
---------------------------------------------------------------------------------------------
Northwest Airlines *                                                    300              10
---------------------------------------------------------------------------------------------
Singapore Airlines (SGD)                                             40,000   $         381
---------------------------------------------------------------------------------------------
UAL *                                                                30,000           1,950
---------------------------------------------------------------------------------------------
                                                                                      5,852
---------------------------------------------------------------------------------------------
Railroads  0.3%
Burlington Northern Santa Fe *                                       75,300           2,334
---------------------------------------------------------------------------------------------
Canadian National Railway                                               163              11
---------------------------------------------------------------------------------------------
CSX *                                                                22,500           1,020
---------------------------------------------------------------------------------------------
Norfolk Southern                                                     63,200           1,904
---------------------------------------------------------------------------------------------
Union Pacific                                                        14,000             816
---------------------------------------------------------------------------------------------
Wisconsin Central Transport *                                        20,400             381
---------------------------------------------------------------------------------------------
                                                                                      6,466
---------------------------------------------------------------------------------------------
Total Business Services and Transportation                                           77,086
---------------------------------------------------------------------------------------------

ENERGY==4.2%=================================================================================
Energy Services  0.9%
BJ Services *                                                       188,200           5,540
---------------------------------------------------------------------------------------------
El Paso Energy                                                       18,766             660
---------------------------------------------------------------------------------------------
Elf Aquitaine (EUR)                                                   9,000           1,320
---------------------------------------------------------------------------------------------
Halliburton                                                          52,742           2,387
---------------------------------------------------------------------------------------------
Halter Marine Group *                                                   156               1
---------------------------------------------------------------------------------------------


Helmerich & Payne                                                    40,000             953
---------------------------------------------------------------------------------------------
Johnson Electric (HKD)                                              247,200           1,013
---------------------------------------------------------------------------------------------
Schlumberger                                                         60,200           3,834
---------------------------------------------------------------------------------------------
Smith International *                                                18,300             795
---------------------------------------------------------------------------------------------
Total ADR                                                            18,000           1,160
---------------------------------------------------------------------------------------------
                                                                                     17,663
---------------------------------------------------------------------------------------------
Exploration and Production  0.1%
Anadarko Petroleum                                                    3,600             133
---------------------------------------------------------------------------------------------
EEX *                                                                 7,147              50
---------------------------------------------------------------------------------------------
Santa Fe Snyder                                                      13,900             106
---------------------------------------------------------------------------------------------
Santos (AUD)                                                        200,000             654
---------------------------------------------------------------------------------------------
Ultramar Diamond Shamrock                                             9,100             199
---------------------------------------------------------------------------------------------
Union Pacific Resources                                              11,857             193
---------------------------------------------------------------------------------------------
Unocal                                                                4,400             174
---------------------------------------------------------------------------------------------
                                                                                      1,509
---------------------------------------------------------------------------------------------
Gas & Gas Transmission  0.2%
Enron                                                                50,000   $       4,087
---------------------------------------------------------------------------------------------
Sonat                                                                29,000             961
---------------------------------------------------------------------------------------------
Tenneco                                                                 200               5
---------------------------------------------------------------------------------------------
                                                                                      5,053
---------------------------------------------------------------------------------------------
Integrated Petroleum - Domestic  1.0%
Amerada Hess                                                        137,700           8,193
---------------------------------------------------------------------------------------------
Atlantic Richfield                                                   64,600           5,398
---------------------------------------------------------------------------------------------
Kerr-McGee                                                              600              30
---------------------------------------------------------------------------------------------
Phillips Petroleum                                                   48,300           2,430
---------------------------------------------------------------------------------------------
USX-Marathon                                                        140,000           4,559
---------------------------------------------------------------------------------------------
                                                                                     20,610
---------------------------------------------------------------------------------------------


Integrated Petroleum - International  2.0%
BP Amoco ADR                                                         79,129           8,586
---------------------------------------------------------------------------------------------
Chevron                                                              41,400           3,941
---------------------------------------------------------------------------------------------
ENI SPA ADR                                                          26,600           1,596
---------------------------------------------------------------------------------------------
Exxon                                                               101,200           7,805
---------------------------------------------------------------------------------------------
Mobil                                                                78,600           7,781
---------------------------------------------------------------------------------------------
Repsol ADR                                                           72,000           1,463
---------------------------------------------------------------------------------------------
Royal Dutch Petroleum ADR                                            40,000           2,410
---------------------------------------------------------------------------------------------
Shell Transport & Trading ADR                                        36,300           1,683
---------------------------------------------------------------------------------------------
Texaco                                                               80,727           5,045
---------------------------------------------------------------------------------------------
                                                                                     40,310
---------------------------------------------------------------------------------------------
Total Energy                                                                         85,145
---------------------------------------------------------------------------------------------

PROCESS=INDUSTRIES==2.6%=====================================================================
Diversified Chemicals  0.8%
Dow Chemical                                                         30,000           3,806
---------------------------------------------------------------------------------------------
DuPont                                                              137,300           9,380
---------------------------------------------------------------------------------------------
Hercules                                                              1,800              71
---------------------------------------------------------------------------------------------
Monsanto                                                             92,300           3,640
---------------------------------------------------------------------------------------------
                                                                                     16,897
---------------------------------------------------------------------------------------------
Specialty Chemicals  0.9%
3M                                                                   18,600           1,617
---------------------------------------------------------------------------------------------
A. Schulman                                                          26,325             450
---------------------------------------------------------------------------------------------
Air Liquide (L) (EUR)                                                 7,762           1,220
---------------------------------------------------------------------------------------------


Akzo Nobel (EUR)                                                     28,000   $       1,178
---------------------------------------------------------------------------------------------
BASF AG (EUR)                                                        36,200           1,599
---------------------------------------------------------------------------------------------
Bayer (EUR)                                                          34,600           1,441
---------------------------------------------------------------------------------------------
Great Lakes Chemical                                                 25,000           1,152
---------------------------------------------------------------------------------------------
Imperial Chemical ADR                                                31,000           1,232
---------------------------------------------------------------------------------------------
Lyondell Petrochemical *                                              7,100             146
---------------------------------------------------------------------------------------------
Octel *                                                               6,250              78
---------------------------------------------------------------------------------------------
Pall                                                                  8,533             189
---------------------------------------------------------------------------------------------
Raychem                                                               1,800              67
---------------------------------------------------------------------------------------------
Rohm & Haas                                                         107,417           4,606
---------------------------------------------------------------------------------------------
Solutia                                                              18,460             393
---------------------------------------------------------------------------------------------
Sumitomo Chemicals (JPY)                                            175,000             803
---------------------------------------------------------------------------------------------
Technip (EUR)                                                        15,000           1,682
---------------------------------------------------------------------------------------------
                                                                                     17,853
---------------------------------------------------------------------------------------------
Paper and Paper Products  0.5%
Dai Nippon Printing (JPY)                                            67,000           1,072
---------------------------------------------------------------------------------------------
Fort James                                                           87,500           3,314
---------------------------------------------------------------------------------------------
Kimberly-Clark                                                       34,400           1,961
---------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico (Class A) (MXN)                            265,000           1,090
---------------------------------------------------------------------------------------------
Mead                                                                 30,000           1,252
---------------------------------------------------------------------------------------------
Sonoco Products                                                      13,975             418
---------------------------------------------------------------------------------------------
Willamette Industries                                                24,000           1,106
---------------------------------------------------------------------------------------------
                                                                                     10,213
---------------------------------------------------------------------------------------------
Forest Products  0.3%
Georgia Pac Timber                                                   19,000             480
---------------------------------------------------------------------------------------------
Georgia-Pacific                                                      38,000           1,800
---------------------------------------------------------------------------------------------
International Paper                                                  46,000           2,323
---------------------------------------------------------------------------------------------
Weyerhaeuser                                                         12,700             873
---------------------------------------------------------------------------------------------
                                                                                      5,476


---------------------------------------------------------------------------------------------
Building & Construction  0.1%
Blue Circle Industries (GBP)                                        136,612             911
---------------------------------------------------------------------------------------------
Del Webb                                                                100               2
---------------------------------------------------------------------------------------------
Grupo Dragados (EUR)                                                 16,200             190
---------------------------------------------------------------------------------------------
Hanson ADR                                                            7,875             349
---------------------------------------------------------------------------------------------
Holderbank Financiere Glarus (CHF)                                    1,210           1,428
---------------------------------------------------------------------------------------------
                                                                                      2,880
---------------------------------------------------------------------------------------------
Total Process Industries                                                             53,319
---------------------------------------------------------------------------------------------

BASIC=MATERIALS==0.9%========================================================================
Metals  0.7%
Alcoa                                                                60,000   $       3,713
---------------------------------------------------------------------------------------------
Anglo American Platinum (ZAR)                                        85,000           1,983
---------------------------------------------------------------------------------------------
Inco                                                                200,000           3,600
---------------------------------------------------------------------------------------------
Nucor                                                                52,000           2,467
---------------------------------------------------------------------------------------------
Reynolds Metals                                                      38,000           2,242
---------------------------------------------------------------------------------------------
                                                                                     14,005
---------------------------------------------------------------------------------------------
Mining  0.1%
Lonrho Africa (GBP)                                                  44,911              33
---------------------------------------------------------------------------------------------
Newmont Mining                                                       60,000           1,192
---------------------------------------------------------------------------------------------
Rio Tinto (AUD)                                                      40,000             655
---------------------------------------------------------------------------------------------
TVX Gold                                                            200,000             200
---------------------------------------------------------------------------------------------
                                                                                      2,080
---------------------------------------------------------------------------------------------
Miscellaneous Materials  0.1%
Crown Cork & Seal                                                     1,400              40
---------------------------------------------------------------------------------------------
Malayan Cement (MYR)                                                187,200             116
---------------------------------------------------------------------------------------------
Owens-Illinois *                                                     78,500           2,566
---------------------------------------------------------------------------------------------
Williams Companies                                                    5,661             241
---------------------------------------------------------------------------------------------
                                                                                      2,963
---------------------------------------------------------------------------------------------
Total Basic Materials                                                                19,048
---------------------------------------------------------------------------------------------

MISCELLANEOUS==0.0%==========================================================================
Conglomerates  0.0%
Berkshire Hathaway (Class B) *                                          136             305
---------------------------------------------------------------------------------------------
Orkla (Class A) (NOK)                                                30,000             466
---------------------------------------------------------------------------------------------
Total Miscellaneous                                                                     771
---------------------------------------------------------------------------------------------

FOREIGN==0.1%================================================================================
Europe  0.1%
AXA Colonia Konzern (EUR)                                             6,000             575
---------------------------------------------------------------------------------------------
Man AG (EUR) *                                                       35,000           1,194
---------------------------------------------------------------------------------------------
                                                                                      1,769
---------------------------------------------------------------------------------------------
Other Foreign  0.0%
Bobst (CHF)                                                             740   $         878
---------------------------------------------------------------------------------------------
                                                                                        878
---------------------------------------------------------------------------------------------
Total Foreign                                                                         2,647

Total Common Stocks and Rights (Cost  $683,120)                                   1,240,655

PREFERRED=STOCKS==0.1%=======================================================================
CSC Holdings *                                                       10,903           1,188

Total Preferred Stocks (Cost  $1,201)                                                 1,188

CONVERTIBLE=PREFERRED=STOCKS==0.5%===========================================================
ProLogis Trust (Series B), REIT, 7.00%                              225,000           5,836
---------------------------------------------------------------------------------------------
Reckson Associates Realty, (Series A), REIT, 7.625%                 200,000           4,550

Total Convertible Preferred Stocks (Cost  $10,073)                                   10,386
=============================================================================================

CORPORATE=BONDS==15.8%=======================================================================
Abbey National First Capital, Sub. Notes, 8.20%, 10/15/04  $      1,205,000           1,274
---------------------------------------------------------------------------------------------
Adelphia Communications, Sr. Notes, 9.875%, 3/1/07                1,000,000           1,045
---------------------------------------------------------------------------------------------
African Development Bank, Sub. Notes
         7.75%, 12/15/01                                          1,000,000           1,036
---------------------------------------------------------------------------------------------
Alaska Communications, Sr. Sub. Notes, (144a)
         9.375%, 5/15/09                                            700,000             674
---------------------------------------------------------------------------------------------
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07               500,000             475
---------------------------------------------------------------------------------------------
AMERCO, Sr. Notes, 7.85%, 5/15/03                                 1,000,000             988
---------------------------------------------------------------------------------------------


American Builders & Contractors Supply, Sr. Sub. Notes
         10.625%, 5/15/07                                           500,000             470
---------------------------------------------------------------------------------------------
American Portable Telecom, Gtd. Notes
         (144a), Zero Coupon, 11/1/06                             3,615,000           2,068
---------------------------------------------------------------------------------------------
Ameriserve Food Distribution, Gtd. Sr. Sub. Notes
         8.875%, 10/15/06                                           500,000             460
---------------------------------------------------------------------------------------------
Ameritech Capital Funding, 6.15%, 1/15/08                         2,000,000           1,912
---------------------------------------------------------------------------------------------
Amkor Technology, Sr. Notes, (144a), 9.25%, 5/1/06                  300,000             294
---------------------------------------------------------------------------------------------
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04                        1,000,000           1,025
---------------------------------------------------------------------------------------------
Anheuser- Busch, 5.75%, 4/1/10                                    5,000,000           4,593
---------------------------------------------------------------------------------------------
Anheuser-Busch, 6.90%, 10/1/02                             $      2,000,000   $       2,006
---------------------------------------------------------------------------------------------
APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                               750,000             675
---------------------------------------------------------------------------------------------
Applied Extrusion Technology, Sr. Notes
         11.50%, 4/1/02                                           1,000,000           1,015
---------------------------------------------------------------------------------------------
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08               1,250,000           1,250
---------------------------------------------------------------------------------------------
Associates, Sr. Notes, 7.50%, 4/15/02                             1,300,000           1,337
---------------------------------------------------------------------------------------------
AT&T, 6.50%, 3/15/29                                              4,000,000           3,619
---------------------------------------------------------------------------------------------
Atlantic Richfield, Deb. Notes,
         8.50%, 4/1/12                                            4,000,000           4,495
---------------------------------------------------------------------------------------------
         8.75%, 3/1/32                                            1,570,000           1,839
---------------------------------------------------------------------------------------------
Atlas Air, PTC, 7.63%, 1/2/15                                     3,300,000           3,102
---------------------------------------------------------------------------------------------
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07                       750,000             776
---------------------------------------------------------------------------------------------
Ball, Sr. Notes, 7.75%, 8/1/06                                      500,000             488
---------------------------------------------------------------------------------------------
Banesto Delaware, Sub. Notes, 8.25%, 7/28/02                      2,000,000           2,085
---------------------------------------------------------------------------------------------
Bank United, 10.25%, 12/31/26                                     1,000,000             960
---------------------------------------------------------------------------------------------
BankAmerica, Sub. Notes, 6.625%, 8/1/07                           3,000,000           2,929
---------------------------------------------------------------------------------------------
Baxter International, 7.125%, 2/1/07                              1,500,000           1,513
---------------------------------------------------------------------------------------------
BB & T, Sr. Sub. Notes, 6.375%, 6/30/05                           3,000,000           2,912
---------------------------------------------------------------------------------------------
BCH Cayman Islands, Sub. Notes, 7.50%, 6/15/05                    1,000,000           1,021
---------------------------------------------------------------------------------------------
BHP Finance, Gtd. Notes, 6.69%, 3/1/06                            2,000,000           1,925
---------------------------------------------------------------------------------------------


Boeing, 8.75%, 8/15/21                                            2,000,000           2,306
---------------------------------------------------------------------------------------------
Building Materials, Sr. Notes, 7.75%, 7/15/05                     1,000,000             932
---------------------------------------------------------------------------------------------
Burlington Northern, PTC, 7.33%, 6/23/10                            865,191             884
---------------------------------------------------------------------------------------------
Burlington Northern Santa Fe, 7.00%, 12/15/25                     2,000,000           1,890
---------------------------------------------------------------------------------------------
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                             1,050,000           1,092
---------------------------------------------------------------------------------------------
Century Telephone Enterprises, Sr. Notes, 8.25%, 5/1/24             500,000             509
---------------------------------------------------------------------------------------------
Chase Manahattan Auto Owner Trust, 5.85%, 5/15/03                 4,000,000           3,971
---------------------------------------------------------------------------------------------
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                          1,000,000           1,087
---------------------------------------------------------------------------------------------
Chemical Master Credit Card Trust I
         5.55%, 9/15/03                                             100,000              99
---------------------------------------------------------------------------------------------
         6.23%, 4/15/05                                             110,000             110
---------------------------------------------------------------------------------------------
Chrysler Financial, 5.875%, 2/7/01                                2,000,000           1,995
---------------------------------------------------------------------------------------------
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                         500,000             465
---------------------------------------------------------------------------------------------
Citibank Credit Card Master Trust I, Zero Coupon, 2/7/03            170,000             155
---------------------------------------------------------------------------------------------
Citicorp Mortgage, 6.00%, 3/25/22                                    21,267              21
---------------------------------------------------------------------------------------------
Citizens Utilities, Deb. Notes, 7.00%, 11/1/25                    1,500,000           1,458
---------------------------------------------------------------------------------------------
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07                      750,000             784
---------------------------------------------------------------------------------------------
Coca Cola Bottling, 7.20%, 7/1/09                          $      5,000,000   $       4,996
---------------------------------------------------------------------------------------------
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                          500,000             548
---------------------------------------------------------------------------------------------
Colt Telecom, Sr. Disc. Notes
         STEP, 0%, 12/15/06                                       1,250,000           1,037
---------------------------------------------------------------------------------------------
Comcast Cable Communications
         8.125%, 5/1/04                                           1,500,000           1,572
---------------------------------------------------------------------------------------------
         8.375%, 5/1/07                                           4,500,000           4,802
---------------------------------------------------------------------------------------------
Communications & Power Industries, Sr. Sub. Notes
         12.00%, 8/1/05                                           1,000,000           1,027
---------------------------------------------------------------------------------------------
Conoco, Sr. Notes, 6.95%, 4/15/29                                 4,000,000           3,744
---------------------------------------------------------------------------------------------
Consolidated Contaniner, Sr. Sub. Notes, (144a)
         10.125%, 7/15/09                                         1,000,000           1,014
---------------------------------------------------------------------------------------------
Consumers Energy, 1st Mtg., 7.375%, 9/15/23                       3,500,000           3,289
---------------------------------------------------------------------------------------------


Continental Airlines, PTC, 7.206%, 6/30/04                          477,929             471
---------------------------------------------------------------------------------------------
Corestates Home Equity Loan
         5.10%, 3/15/09                                             129,038             128
---------------------------------------------------------------------------------------------
         6.65%, 5/15/09                                             144,008             144
---------------------------------------------------------------------------------------------
Corporacion Andina De Fomento, 6.75%, 3/15/05                     2,500,000           2,350
---------------------------------------------------------------------------------------------
Countrywide Funding, MTN, 6.875%, 9/15/05                           860,000             850
---------------------------------------------------------------------------------------------
Courtyard by Marriott II, Sr. Secured Notes
         10.75%, 2/1/08                                             500,000             510
---------------------------------------------------------------------------------------------
Cox Communications, Deb. Notes, 6.375%, 6/15/00                   1,500,000           1,505
---------------------------------------------------------------------------------------------
CSX, Deb. Notes, 7.45%, 5/1/07                                    1,000,000           1,014
---------------------------------------------------------------------------------------------
Delta Airlines, Deb. Notes, 8.95%, 1/12/12                        1,504,271           1,611
---------------------------------------------------------------------------------------------
Deutsche Financial Capital, 6.75%, 9/15/27                        1,994,080           2,006
---------------------------------------------------------------------------------------------
Dillards, 7.13%, 8/1/18                                           4,000,000           3,718
---------------------------------------------------------------------------------------------
Distribution Financial Services Trust, 6.96%, 9/15/17             6,000,000           5,917
---------------------------------------------------------------------------------------------
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                    1,732,000           1,775
---------------------------------------------------------------------------------------------
Duke Energy, 1st Ref. Mtg.
         6.75%, 8/1/25                                            1,000,000             905
---------------------------------------------------------------------------------------------
         7.50%, 8/1/25                                            1,000,000             968
---------------------------------------------------------------------------------------------
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                            500,000             205
---------------------------------------------------------------------------------------------
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                              900,000             893
---------------------------------------------------------------------------------------------
Embotelladora Andina, 7.625%, 10/1/27                             2,000,000           1,619
---------------------------------------------------------------------------------------------
Energis, Sr. Notes, (144a), 9.75%, 6/15/09                        1,000,000           1,012
---------------------------------------------------------------------------------------------
Energy Corporation of America, Sr. Sub. Notes
         9.50%, 5/15/07                                           1,000,000             912
---------------------------------------------------------------------------------------------
Enron Oil & Gas , 6.50%, 12/1/07                           $      4,000,000   $       3,859
---------------------------------------------------------------------------------------------
Equitable Resources, Deb. Notes, 7.75%, 7/15/26                   2,000,000           2,084
---------------------------------------------------------------------------------------------
Erac USA Finance , Sr. Notes, (144a), 6.75%, 5/15/09              5,000,000           4,771
---------------------------------------------------------------------------------------------
Exxon Capital, Gtd. Notes, 6.50%, 7/15/99                           500,000             500
---------------------------------------------------------------------------------------------
Eye Care Centers of America, 9.125%, 5/1/08                       1,000,000             875
---------------------------------------------------------------------------------------------


Fairfax Financial Holdings
         7.75%, 12/15/03                                            800,000             808
---------------------------------------------------------------------------------------------
         8.30%, 4/15/26                                           2,500,000           2,437
---------------------------------------------------------------------------------------------
Federal Express, MTN, 9.95%, 8/15/06                                500,000             568
---------------------------------------------------------------------------------------------
Federal Home Loan Mortgage, 6.45%, 4/29/09                        2,000,000           1,928
---------------------------------------------------------------------------------------------
First Federal Financial, 11.75%, 10/1/04                            750,000             787
---------------------------------------------------------------------------------------------
First USA Secured Note Trust, 6.50%, 1/18/06                      4,000,000           3,924
---------------------------------------------------------------------------------------------
Fleet Financial Group, Sub. Notes
         7.625%, 12/1/99                                          1,100,000           1,109
---------------------------------------------------------------------------------------------
         8.625%, 1/15/07                                            800,000             870
---------------------------------------------------------------------------------------------
Fletcher Challenge, 9.00%, 9/15/99                                  270,000             272
---------------------------------------------------------------------------------------------
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06                      275,000             284
---------------------------------------------------------------------------------------------
Food Lion, 8.05%, 4/15/27                                         1,900,000           2,045
---------------------------------------------------------------------------------------------
Ford Capital , 9.50%, 6/1/10                                      4,000,000           4,666
---------------------------------------------------------------------------------------------
Ford Motor, Deb. Notes, 7.50%, 8/1/26                             2,500,000           2,500
---------------------------------------------------------------------------------------------
Ford Motor Credit, 8.20%, 2/15/02                                   170,000             177
---------------------------------------------------------------------------------------------
Freeport McMoRan Resources, Sr. Notes
         7.00%, 2/15/08                                             900,000             833
---------------------------------------------------------------------------------------------
Fresenius Med Care Capital Trust II, 7.875%, 2/1/08               1,000,000             930
---------------------------------------------------------------------------------------------
Frontiervision, Sr. Notes, 11.00%, 10/15/06                       1,000,000           1,092
---------------------------------------------------------------------------------------------
Fundy Cable, Sr. Secured 2nd Priority Notes
         11.00%, 11/15/05                                           125,000             136
---------------------------------------------------------------------------------------------
General Motors, Deb. Notes, 9.625%, 12/1/00                         140,000             147
---------------------------------------------------------------------------------------------
General Motors Acceptance, MTN, 6.75%, 6/17/02                       80,000              81
---------------------------------------------------------------------------------------------
Global Imaging Systems, Sr. Sub. Notes
         (144a), 10.75%, 2/15/07                                    500,000             490
---------------------------------------------------------------------------------------------
GMAC Commercial Mortgage, 6.42%, 8/15/08                          3,000,000           2,893
---------------------------------------------------------------------------------------------
Green Tree Financial, 5.75%, 10/15/18                                61,343              61
---------------------------------------------------------------------------------------------
Group Maintenance America, Sr. Sub. Notes
         (144a), 9.75%, 1/15/09                                   1,000,000             980
---------------------------------------------------------------------------------------------


GTE Florida, Deb. Notes, 7.41%, 12/15/23                          1,000,000             969
---------------------------------------------------------------------------------------------
Harcourt General, Sr. Notes, 6.70%, 8/1/07                 $      1,000,000   $         949
---------------------------------------------------------------------------------------------
Harrahs Operating, Sr. Sub. Notes, 7.875%, 12/15/05               1,000,000             967
---------------------------------------------------------------------------------------------
Hawk, Sr. Notes, 10.25%, 12/1/03                                    750,000             772
---------------------------------------------------------------------------------------------
Hayes Lemmerz International, Gtd. Notes, (144a)
         8.25%, 12/15/08                                          1,000,000             955
---------------------------------------------------------------------------------------------
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07                     675,000             614
---------------------------------------------------------------------------------------------
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                      1,125,000           1,198
---------------------------------------------------------------------------------------------
Hermes Europe Railtel, Sr. Notes, 10.375%, 1/15/09                  750,000             758
---------------------------------------------------------------------------------------------
Hollywood Park, 9.25%, 2/15/07                                      700,000             690
---------------------------------------------------------------------------------------------
Holmes Products, Gtd. Notes, 9.875%, 11/15/07                       500,000             488
---------------------------------------------------------------------------------------------
Horseshoe Gaming, Sr. Sub. Notes, (144a)
         8.625%, 5/15/09                                            425,000             411
---------------------------------------------------------------------------------------------
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05                   1,000,000           1,030
---------------------------------------------------------------------------------------------
Houston Lighting & Power, 1st Mtg, 7.50%, 7/1/23                  3,000,000           2,971
---------------------------------------------------------------------------------------------
Hudson Respiratory Care, Sr. Sub. Notes
         9.125%, 4/15/08                                            400,000             332
---------------------------------------------------------------------------------------------
IBM, 6.45%, 8/1/07                                                1,000,000             994
---------------------------------------------------------------------------------------------
Intermedia Communications, Sr. Notes, (144a)
         Zero Coupon, 3/1/09                                      1,000,000             568
---------------------------------------------------------------------------------------------
International Bank For Reconstruction & Development
         7.625%, 1/19/23                                          1,800,000           2,038
---------------------------------------------------------------------------------------------
International Home Foods, Gtd. Sr. Sub. Notes
         10.375%, 11/1/06                                         1,000,000           1,055
---------------------------------------------------------------------------------------------
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05                  500,000             520
---------------------------------------------------------------------------------------------
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06                   500,000             483
---------------------------------------------------------------------------------------------
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09                       500,000             490
---------------------------------------------------------------------------------------------
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08                      500,000             513
---------------------------------------------------------------------------------------------
Isle of Capri Casinos, Sr. Sub. Notes
         (144a), 8.75%, 4/15/09                                   1,000,000             940
---------------------------------------------------------------------------------------------


ISP Holdings, Sr. Notes, 9.75%, 2/15/02                           1,000,000           1,007
---------------------------------------------------------------------------------------------
IT Group, Sr. Sub. Notes, (144a), 11.25%, 4/1/09                    425,000             404
---------------------------------------------------------------------------------------------
Jefferson Pilot Capital Trust, (144a), 8.14%, 1/15/46             1,500,000           1,491
---------------------------------------------------------------------------------------------
KFW International Finance, MTN, 9.14%, 6/4/01                       250,000             263
---------------------------------------------------------------------------------------------
Kimberly-Clark, Deb. Notes, 6.375%, 1/1/28                        5,000,000           4,595
---------------------------------------------------------------------------------------------
King Pharmaceuticals, 10.75%, 2/15/09                               450,000             464
---------------------------------------------------------------------------------------------
Koppers Industry, Sr. Sub. Notes, 9.875%, 12/1/07                   650,000             634
---------------------------------------------------------------------------------------------
Lehman Brothers, Sr. Sub. Notes, 6.625%, 2/15/08           $      1,500,000   $       1,406
---------------------------------------------------------------------------------------------
Lehman Brothers Holdings, 8.875%, 3/1/02                          1,500,000           1,569
---------------------------------------------------------------------------------------------
Liberty National Bank & Trust, Sub. Notes
         6.75%, 6/1/03                                              500,000             503
---------------------------------------------------------------------------------------------
LNR Property, Sr. Sub. Notes, 9.375%, 3/15/08                       500,000             475
---------------------------------------------------------------------------------------------
Loral, Sr. Notes, 7.625%, 6/15/04                                 1,500,000           1,541
---------------------------------------------------------------------------------------------
Lyondell Chemical, Sr. Sub. Notes, (144a)
         10.875%, 5/1/09                                            750,000             772
---------------------------------------------------------------------------------------------
MCI WorldCom, Sr. Notes, 6.95%, 8/15/28                           4,000,000           3,791
---------------------------------------------------------------------------------------------
Mail Well I, 8.75%, 12/15/08                                      1,000,000             975
---------------------------------------------------------------------------------------------
McDonnell Douglas, 8.25%, 7/1/00                                    500,000             511
---------------------------------------------------------------------------------------------
Metromedia Fiber Network, Sr. Notes, (144a)
         10.00%, 11/15/08                                           400,000             411
---------------------------------------------------------------------------------------------
Metronet Communications, Sr. Notes, 12.00%, 8/15/07                 500,000             576
---------------------------------------------------------------------------------------------
ML Capital Trust, Gtd. Notes, 9.875%, 3/1/27                        500,000             552
---------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Notes, (144a)
         8.125%, 1/1/06                                           1,000,000             982
---------------------------------------------------------------------------------------------
Morgan Stanley, 6.875%, 3/1/07                                    4,000,000           3,979
---------------------------------------------------------------------------------------------
Mrs. Fields, Gtd. Sr. Sub. Notes, 10.125%, 12/1/04                  275,000             248
---------------------------------------------------------------------------------------------
Nationsbank Credit Card Master Trust (Class A)
         6.00%, 12/15/05                                            140,000             138
---------------------------------------------------------------------------------------------


New Jersey Bell Telephone, Deb. Notes
         6.80%, 12/15/24                                          2,500,000           2,319
---------------------------------------------------------------------------------------------
News America Holdings, Gtd. Sr. Deb. Notes
         9.25%, 2/1/13                                            3,090,000           3,471
---------------------------------------------------------------------------------------------
Nextel Communications, Sr. Disc. Notes, STEP
         0%, 10/31/07                                             1,000,000             702
---------------------------------------------------------------------------------------------
         0%, 2/15/08                                                250,000             172
---------------------------------------------------------------------------------------------
Nextlink Communications
         Sr. Disc. Notes, STEP, 0%, 6/1/09                          500,000             293
---------------------------------------------------------------------------------------------
         Sr. Notes, 12.50%, 4/15/06                               1,000,000           1,092
---------------------------------------------------------------------------------------------
NGC, Sr. Notes, 6.75%, 12/15/05                                   1,000,000             970
---------------------------------------------------------------------------------------------
Niagara Mohawk, 1st Mtg., 7.75%, 5/15/06                          2,000,000           2,090
---------------------------------------------------------------------------------------------
Norfolk Southern, 7.80%, 5/15/27                                  4,000,000           4,135
---------------------------------------------------------------------------------------------
Northland Cable Television, Sr. Sub. Notes
         10.25%, 11/15/07                                         1,000,000           1,045
---------------------------------------------------------------------------------------------
Northrop Grumman, Deb. Notes, 7.875%, 3/1/26               $      2,000,000   $       1,986
---------------------------------------------------------------------------------------------
NTL Communications, Zero Coupon, 10/1/08                            750,000             514
---------------------------------------------------------------------------------------------
NYNEX, Deb. Notes, 9.55%, 5/1/10                                  1,000,000           1,121
---------------------------------------------------------------------------------------------
Octel, Sr. Notes, 10.00%, 5/1/06                                  1,000,000           1,027
---------------------------------------------------------------------------------------------
Oracle, Sr. Notes, 6.91%, 2/15/07                                 3,000,000           2,952
---------------------------------------------------------------------------------------------
Orange & Rockland Utilities, Deb. Notes
         9.375%, 3/15/00                                          1,500,000           1,535
---------------------------------------------------------------------------------------------
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                    1,250,000           1,328
---------------------------------------------------------------------------------------------
P & L Coal Holdings, Sr. Notes, 8.875%, 5/15/08                     300,000             301
---------------------------------------------------------------------------------------------
Pacific Bell, Deb. Notes, 7.375%, 7/15/43                         4,000,000           3,917
---------------------------------------------------------------------------------------------
Packaging Corp. of America, Sr. Sub. Notes
         (144a), 9.625%, 4/1/09                                   1,000,000           1,015
---------------------------------------------------------------------------------------------
Paine Webber, Sr. Notes, 6.55%, 4/15/08                           4,000,000           3,768
---------------------------------------------------------------------------------------------
Panamerican Beverages, Sr. Notes, 7.25%, 7/1/09                   4,000,000           3,402
---------------------------------------------------------------------------------------------
Paragon Corporate Holdings, Sr. Notes, 9.625%, 4/1/08             1,000,000             580
---------------------------------------------------------------------------------------------


Park Place Entertainment, Sr. Sub. Notes
         7.875%, 12/15/05                                           750,000             713
---------------------------------------------------------------------------------------------
PDVSA Finance Limited, 7.40%, 8/15/16                             2,000,000           1,529
---------------------------------------------------------------------------------------------
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05               1,000,000             990
---------------------------------------------------------------------------------------------
Philadelphia Electric, 1st Ref. Mtg., 5.625%, 11/1/01             3,000,000           2,956
---------------------------------------------------------------------------------------------
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06                   500,000             508
---------------------------------------------------------------------------------------------
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06           1,000,000           1,128
---------------------------------------------------------------------------------------------
Premier Parks, Sr. Disc. Notes
        Sr. Disc. Notes, STEP, 0%, 4/1/08                         1,000,000             664
---------------------------------------------------------------------------------------------
         Sr. Notes, 9.75%, 6/15/07                                  500,000             505
---------------------------------------------------------------------------------------------
Price Communications Wireless, 9.125%, 12/15/06                   1,000,000           1,040
---------------------------------------------------------------------------------------------
Prime Credit Card Master Trust, 6.70%, 7/15/04                      140,000             141
---------------------------------------------------------------------------------------------
Protection One Alarm
         Sr. Sub. Notes, (144a), 8.125%, 1/15/09                    500,000             463
---------------------------------------------------------------------------------------------
         Gtd. Sr. Disc. Notes, 13.625%, 6/30/05                     850,000             948
---------------------------------------------------------------------------------------------
Province of Alberta, 9.25%, 4/1/00                                1,000,000           1,025
---------------------------------------------------------------------------------------------
PSINet, Sr. Notes, 10.00%, 2/15/05                                  500,000             498
---------------------------------------------------------------------------------------------
Quantas Airways
         Sr. Notes, 7.50%, 6/30/03                                1,000,000             999
---------------------------------------------------------------------------------------------
         7.75%, 6/15/09                                           4,690,000           4,708
---------------------------------------------------------------------------------------------
Quest Diagnostics, Gtd. Sr. Sub. Notes
         10.75%, 12/15/06                                           500,000             566
---------------------------------------------------------------------------------------------
R&B Falcon, Sr. Notes, 6.75%, 4/15/05                      $      3,000,000   $       2,490
---------------------------------------------------------------------------------------------
Rail Car Trust, PTC, 7.75%, 6/1/04                                   77,403              80
---------------------------------------------------------------------------------------------
Repap New Brunswick, Sr. Secured 1st Priority Notes
         9.00%, 6/1/04                                              175,000             165
---------------------------------------------------------------------------------------------
         (144a), 11.50%, 6/1/04                                     525,000             524
---------------------------------------------------------------------------------------------
Republic Services, 7.125%, 5/15/09                                5,000,000           4,897
---------------------------------------------------------------------------------------------
Residential Accredit, 6.75%, 7/25/28                              4,000,000           3,996
---------------------------------------------------------------------------------------------
RSL Communications, Gtd. Sr. Notes, 9.125%, 3/1/08                  500,000             459
---------------------------------------------------------------------------------------------


Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06                    500,000             460
---------------------------------------------------------------------------------------------
Santander Financial, Gtd. Sub. Notes, 6.375%, 2/15/11             3,000,000           2,760
---------------------------------------------------------------------------------------------
Satelites Mexicanos, Sr. Notes, 10.125%, 11/1/04                    500,000             403
---------------------------------------------------------------------------------------------
Sears Credit Account Master Trust (Class A)
         6.05%, 1/16/08                                           5,455,000           5,436
---------------------------------------------------------------------------------------------
         6.45%, 10/16/06                                             70,000              71
---------------------------------------------------------------------------------------------
Security Benefit Life, (144a), 8.75%, 5/15/16                     3,000,000           3,004
---------------------------------------------------------------------------------------------
Shoppers Food Warehouse, Sr. Notes, 9.75%, 6/15/04                1,000,000           1,070
---------------------------------------------------------------------------------------------
Siebe, (144a)
         6.50%, 1/15/10                                           2,000,000           1,906
---------------------------------------------------------------------------------------------
         7.125%, 1/15/07                                          1,500,000           1,555
---------------------------------------------------------------------------------------------
Smithfield Foods, Sr. Sub. Notes, 7.625%, 2/15/08                   500,000             453
---------------------------------------------------------------------------------------------
Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07                 750,000             752
---------------------------------------------------------------------------------------------
Speedway Motorsports, Gtd. Sr. Sub. Notes
         8.50%, 8/15/07                                           1,000,000           1,010
---------------------------------------------------------------------------------------------
Stena, Sr. Notes, 10.50%, 12/15/05                                  500,000             500
---------------------------------------------------------------------------------------------
Sun Media, Sr. Sub. Notes
         9.50%, 2/15/07                                             550,000             569
---------------------------------------------------------------------------------------------
         9.50%, 5/15/07                                             650,000             673
---------------------------------------------------------------------------------------------
Telewest Communications, Zero Coupon, 4/15/09                       750,000             495
---------------------------------------------------------------------------------------------
Tenneco, 6.70%, 12/15/05                                          1,000,000             958
---------------------------------------------------------------------------------------------
The Pantry, Sr. Sub. Notes, 10.25%, 10/15/07                      1,000,000           1,005
---------------------------------------------------------------------------------------------
Time Warner, Deb. Notes, 7.48%, 1/15/08                           1,400,000           1,424
---------------------------------------------------------------------------------------------
Transwestern Publishing, 9.625%, 11/15/07                           750,000             735
---------------------------------------------------------------------------------------------
TravelCenters of America, Sr. Sub. Notes
         10.25%, 4/1/07                                           1,000,000           1,000
---------------------------------------------------------------------------------------------
Travelers Property Casualty, Sr. Notes,
     6.75%, 11/15/06                                              1,500,000           1,473
---------------------------------------------------------------------------------------------
Triad Hospitals, Sr. Sub. Notes, (144a),
     11.00%, 5/15/09                                                525,000             534
---------------------------------------------------------------------------------------------


TRW, MTN, 7.37%, 4/18/07                                          2,000,000           1,995
---------------------------------------------------------------------------------------------
Union Bank Switzerland, Sub. Notes, 7.25%, 7/15/06         $      1,000,000   $       1,013
---------------------------------------------------------------------------------------------
United International Holdings, Sr. Disc. Notes
         STEP, 0%, 2/15/08                                        1,000,000             665
---------------------------------------------------------------------------------------------
Universal Compression, Sr. Disc. Notes
         STEP, 0%, 2/15/08                                          500,000             314
---------------------------------------------------------------------------------------------
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                           475,000             494
---------------------------------------------------------------------------------------------
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04                      3,000,000           2,987
---------------------------------------------------------------------------------------------
Venture Holdings Trust, Sr. Notes,
     (144a), 11.00%, 6/1/07                                       1,000,000           1,010
---------------------------------------------------------------------------------------------
Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07                           500,000             438
---------------------------------------------------------------------------------------------
Wal-Mart, 6.75%, 5/15/02                                          1,000,000           1,014
---------------------------------------------------------------------------------------------
Wesco Distribution, 9.125%, 6/1/08                                1,000,000             967
---------------------------------------------------------------------------------------------
Westamerica Bank, Sub. Notes, 6.99%, 9/30/03                      1,500,000           1,458
---------------------------------------------------------------------------------------------
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08                       500,000             482
---------------------------------------------------------------------------------------------
Willamette Industries, MTN, 7.85%, 7/1/26                         1,000,000           1,040

Total Corporate Bonds (Cost  $332,302)                                              322,510

MORTGAGE-BACKED=SECURITIES==6.5%=============================================================
Federal Home Loan Mortgage Assn.
        8.00%, 3/1/17                                                18,022              18
---------------------------------------------------------------------------------------------
        10.00%, 10/1/10                                              40,497              43
---------------------------------------------------------------------------------------------
        10.50%, 9/1/15                                               15,627              17
---------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
        6.00%, 10/25/08                                           3,835,000           3,717
---------------------------------------------------------------------------------------------
        6.50%, 7/25/08 - 3/1/29                                  15,564,881          15,136
---------------------------------------------------------------------------------------------
        7.00%, 8/17/10 - 4/1/26                                   8,054,563           8,169
---------------------------------------------------------------------------------------------
        REMIC, 7.50%, 10/25/19                                       14,215              14
---------------------------------------------------------------------------------------------


Government National Mortgage Assn.
    I
        6.00%, 1/15 - 5/15/24                                     2,126,652           1,998
---------------------------------------------------------------------------------------------
        6.50%, 9/15/23 - 5/15/29                                 15,494,055          14,943
---------------------------------------------------------------------------------------------
        7.00%, 10/15/22 - 5/15/29                                25,413,297          25,124
---------------------------------------------------------------------------------------------
        7.50%, 9/15/22 - 5/15/29                                 34,015,138          34,416
---------------------------------------------------------------------------------------------
        8.00%, 6/15/17 - 11/15/28                                15,551,210          16,046
---------------------------------------------------------------------------------------------
        8.50%, 3/15/05 - 2/15/25                                  2,283,494           2,403
---------------------------------------------------------------------------------------------
        9.00%, 5/15/16 - 6/15/21                                  1,021,533           1,093
---------------------------------------------------------------------------------------------
        9.50%, 9/15/09 - 10/15/19                                   665,578             720
---------------------------------------------------------------------------------------------
        10.00%, 11/15/09 - 5/15/13                                   25,881              28
---------------------------------------------------------------------------------------------
        10.50%, 5/15/15                                              11,409              13
---------------------------------------------------------------------------------------------
        11.00%, 3/15/10 - 1/15/20                          $        600,150   $         671
---------------------------------------------------------------------------------------------
        11.50%, 3/15/10 - 3/15/16                                 1,001,902           1,137
---------------------------------------------------------------------------------------------
    II
        8.50%, 6/20/25 - 6/20/26                                  2,835,223           2,969
---------------------------------------------------------------------------------------------
        9.50%, 8/20/22                                               62,518              67
---------------------------------------------------------------------------------------------
        10.00%, 10/20/16 - 1/20/22                                   71,038              78
---------------------------------------------------------------------------------------------
    GPM, I
        10.75%, 12/15/17                                             36,727              41
---------------------------------------------------------------------------------------------
    ARM
        6.625%, 8/20/23                                             124,074             126
---------------------------------------------------------------------------------------------
    Project Loan
        8.875%, 2/15/30                                             672,976             708
---------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust
        6.78%, 4/15/09                                            3,500,000           3,448
---------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, VR
        9.557%, 3/15/25                                             653,811             700

Total Mortgage-Backed Securities (Cost  $135,401)                                   133,843

U.S.=GOVERNMENT=OBLIGATIONS/=================================================================
AGENCIES==13.8%==============================================================================
Federal Home Loan Banks
        6.34%, 10/19/05                                           4,875,000           4,883
---------------------------------------------------------------------------------------------
        6.425%, 8/14/02                                           6,450,000           6,458
---------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Assn.
        6.00%, 6/15/05                                               21,766              22
---------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
        5.80%, 12/10/03                                          13,000,000          12,813
---------------------------------------------------------------------------------------------
        6.47%, 9/25/12                                            3,000,000           2,931
---------------------------------------------------------------------------------------------
        6.50%, 4/1/29                                             4,973,381           4,799
---------------------------------------------------------------------------------------------
        8.45%, 7/12/99                                            4,000,000           4,004
---------------------------------------------------------------------------------------------
    MTN
        6.34%, 2/4/08                                            10,000,000           9,738
---------------------------------------------------------------------------------------------
        6.36%, 8/16/00                                              270,000             273
---------------------------------------------------------------------------------------------
Tennessee Valley Authority
        8.25%, 9/15/34                                              435,000             437
---------------------------------------------------------------------------------------------
U.S. Treasury Bonds
        6.50%, 11/15/26                                    $     20,750,000   $      21,516
---------------------------------------------------------------------------------------------
        6.75%, 8/15/26                                           23,000,000          24,580
---------------------------------------------------------------------------------------------
        7.125%, 2/15/23                                          12,500,000          13,829
---------------------------------------------------------------------------------------------
        7.25%, 5/15/16                                           10,000,000          11,010
---------------------------------------------------------------------------------------------
        8.125%, 8/15/19 - 8/15/21                                 3,650,000           4,439
---------------------------------------------------------------------------------------------
        8.75%, 5/15/20                                            1,000,000           1,282
---------------------------------------------------------------------------------------------
        11.625%, 11/15/04                                            20,000              25
---------------------------------------------------------------------------------------------
        11.75%, 2/15/01                                             200,000             219
---------------------------------------------------------------------------------------------
        13.125%, 5/15/01                                            200,000             227
---------------------------------------------------------------------------------------------
        13.875%, 5/15/11                                            190,000             272
---------------------------------------------------------------------------------------------


U.S. Treasury Notes
        5.25%, 1/31/01                                            5,000,000           4,983
---------------------------------------------------------------------------------------------
        5.625%, 5/15/08                                           7,650,000           7,497
---------------------------------------------------------------------------------------------
        6.00%, 8/15/99                                           11,300,000          11,317
---------------------------------------------------------------------------------------------
        6.125%, 9/30/00                                             790,000             797
---------------------------------------------------------------------------------------------
        6.25%, 2/15/03                                           20,500,000          20,854
---------------------------------------------------------------------------------------------
        6.50%, 5/31/02 - 8/15/05                                 60,500,000          62,178
---------------------------------------------------------------------------------------------
        7.50%, 11/15/01                                           1,310,000           1,362
---------------------------------------------------------------------------------------------
        7.75%, 1/31/00 - 2/15/01                                 16,800,000          17,103
---------------------------------------------------------------------------------------------
        7.875%, 11/15/04                                          8,150,000           8,910
---------------------------------------------------------------------------------------------
        8.00%, 5/15/01                                            5,000,000           5,215
---------------------------------------------------------------------------------------------
        8.75%, 8/15/00                                           12,500,000          12,952
---------------------------------------------------------------------------------------------
U.S. Treasury Inflation-Indexed Notes
        3.625%, 7/15/02                                           4,150,000           4,127
---------------------------------------------------------------------------------------------
Total=U.S.=Government=Obligations/===========================================================
Agencies (Cost  $285,112)                                                           281,052

SHORT-TERM=INVESTMENTS==0.7%=================================================================
Certificates of Deposit  0.0%
Chase Manhattan Bank, N.A., fixed deposit
         2.00%, 12/31/99                                 MYR      1,149,356             287
---------------------------------------------------------------------------------------------
                                                                                        287
---------------------------------------------------------------------------------------------


Money Market Funds  0.7%
Reserve Investment Fund, 5.05% #                                 15,197,028          15,197
---------------------------------------------------------------------------------------------
                                                                                     15,197
Total Short-Term Investments (Cost  $15,464)                                         15,484
=Total=Investments=in=Securities=============================================================
 98.1% of Net Assets (Cost $1,462,673)                                        $   2,005,118

 Other Assets Less Liabilities                                                       38,673

 NET ASSETS                                                                   $   2,043,791

--------------------------------------------------------------------------------
     #  Seven-day yield
     *  Non-income producing
   ADR  American Depository Receipt
   ARM  Adjustable rate mortgage
   GPM  Graduated payment mortgage
     L  Local registered shares
   MTN  Medium term note
   PTC  Pass-through Certificate
  REIT  Real Estate Investment Trust
 REMIC  Real Estate Mortgage Investment Conduit
  STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
    VR  Variable Rate
   144a  Security was purchased pursuant to Rule 144a under the Securities
        Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers--total of such securities at period-end amounts to 1.4% of net assets.
   AUD  Australian dollar
   CHF  Swiss franc
   DKK  Danish krone
   EUR  Euro
   GBP  British sterling
   HKD  Hong Kong dollar
   JPY  Japanese yen
   MXN  Mexican peso
   MYR  Malaysian ringgit
   NOK  Norwegian krone
   NZD  New Zealand dollar
   SEK  Swedish krona
   SGD  Singapore dollar
   ZAR  South African rand

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Balanced Fund
---------------------------
Unaudited                                                        June 30, 1999
    STATEMENT OF ASSETS AND LIABILITIES
    -----------------------------------                           In thousands
  Assets
  Investments in securities, at value (Cost $1,462,673)           $  2,005,118
  Securities lending collateral                                        255,882
  Other assets                                                          45,119
-------------------------------------------------------------------------------
  Total assets                                                       2,306,119
==Liabilities==================================================================
  Obligation to return securities lending collateral                   255,882
  Other liabilities                                                      6,446
-------------------------------------------------------------------------------
  Total liabilities                                                    262,328
-------------------------------------------------------------------------------
  NET ASSETS                                                      $  2,043,791
===============================================================================
  Net Assets Consist of:
  Accumulated net investment income - net of distributions        $        331
  Accumulated net realized gain/loss - net of distributions             14,493
  Net unrealized gain (loss)                                           542,430
  Paid-in-capital applicable to 105,642,475 shares of
  $0.01 par value capital stock outstanding;
  1,000,000,000 shares authorized                                    1,486,537
--------------------------------------------------------------------------------
  NET ASSETS                                                      $  2,043,791
--------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                       $     19.35

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
---------------------------                                          Unaudited
    STATEMENT OF OPERATIONS
    -----------------------
                                                                  In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/99
==Investment=Income============================================================
  Income
   Interest                                                       $     25,200
   Dividend                                                              8,482
-------------------------------------------------------------------------------
   Total income                                                         33,682
-------------------------------------------------------------------------------
  Expenses
   Investment management                                                 4,314
   Shareholder servicing                                                 2,525
   Custody and accounting                                                  137
   Prospectus and shareholder reports                                      132
   Registration                                                             82
   Legal and audit                                                           7
   Directors                                                                 5
   Miscellaneous                                                             8
-------------------------------------------------------------------------------
   Total expenses                                                        7,210
   Expenses paid indirectly                                                (13)
-------------------------------------------------------------------------------
   Net expenses                                                          7,197
-------------------------------------------------------------------------------
  Net investment income                                                 26,485
-------------------------------------------------------------------------------
==Realized=and=Unrealized=Gain=(Loss)==========================================
  Net realized gain (loss)
   Securities                                                           15,780
   Foreign currency transactions                                           (14)
-------------------------------------------------------------------------------
   Net realized gain (loss)                                             15,766
-------------------------------------------------------------------------------
  Change in net unrealized gain or loss
   Securities                                                           61,764
   Other assets and liabilities
   denominated in foreign currencies                                       (29)
-------------------------------------------------------------------------------
   Change in net unrealized gain or loss                                61,735
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                               77,501
-------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    103,986

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
---------------------------                                           Unaudited
    STATEMENT OF CHANGES IN NET ASSETS
    ----------------------------------

    In thousands

                                                       6 Months          Year
                                                          Ended         Ended
                                                        6/30/99      12/31/98

Increase=(Decrease)=in=Net=Assets=============================================
Operations
  Net investment income                             $    26,485  $     43,875
  Net realized gain (loss)                               15,766         1,009
  Change in net unrealized gain or loss                  61,735       169,955
------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations     103,986       214,839
------------------------------------------------------------------------------

Distributions to shareholders
  Net investment income                                 (26,721)      (43,309)
  Net realized gain                                           -        (3,438)
------------------------------------------------------------------------------
  Decrease in net assets from distributions             (26,721)      (46,747)
------------------------------------------------------------------------------

Capital share transactions*
  Shares sold                                           562,556       544,483
  Distributions reinvested                               25,516        44,249
  Shares redeemed                                      (271,345)     (326,249)
------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                    316,727       262,483
------------------------------------------------------------------------------

Net=Assets====================================================================
Increase (decrease) during period                       393,992       430,575
Beginning of period                                   1,649,799     1,219,224
------------------------------------------------------------------------------

==============================================================================
End of period                                     $   2,043,791  $  1,649,799
==============================================================================

*Share information
  Shares sold                                            29,819        31,158
  Distributions reinvested                                1,344         2,483
  Shares redeemed                                       (14,289)      (18,593)
------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding              16,874        15,048

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Balanced Fund
---------------------------
Unaudited                                                         June 30, 1999
    NOTES TO FINANCIAL STATEMENTS
    -----------------------------

================================================================================
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 31, 1939.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.

================================================================================
NOTE 2 - INVESTMENT TRANSACTIONS
================================================================================

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At June 30, 1999, the value of loaned securities was $229,867,000; aggregate collateral consisted of $255,882,000 in the securities lending collateral pool and U.S. government securities valued at $1,006,000.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $312,201,000 and $103,063,000, respectively, for the six months ended June 30, 1999. Purchases and sales of U.S. government securities aggregated $215,435,000 and $142,227,000, respectively, for the six months ended June 30, 1999.

================================================================================
NOTE 3 - FEDERAL INCOME TAXES
================================================================================

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,462,673,000. Net unrealized gain aggregated $542,445,000 at period-end, of which $584,032,000 related to appreciated investments and $41,587,000 to depreciated investments.

================================================================================
NOTE 4 - RELATED PARTY TRANSACTIONS
================================================================================

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $774,000 was payable at June 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,255,000 for the six months ended June 30, 1999, of which $413,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $1,190,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================

FOR YIELD, PRICE, LAST
TRANSACTION, CURRENT BALANCE,
OR TO CONDUCT TRANSACTIONS, 24
HOURS, 7 DAYS A WEEK, CALL
TELE*ACCESS [REGISTRATION
MARK:] 1-800-638-2587 toll
free

FOR ASSISTANCE WITH YOUR
EXISTING FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

TO OPEN A BROKERAGE ACCOUNT OR
OBTAIN INFORMATION, CALL:
1-800-638-5660 toll free

INTERNET ADDRESS:
www.troweprice.com

T. Rowe Price Associates 100
East Pratt Street Baltimore,
Maryland 21202 This report is
authorized for distribution
only to shareholders and to
others who have received a
copy of the prospectus
appropriate to the fund or
funds covered in this report.

INVESTOR CENTERS:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367

T. Rowe Price Investment Services, Inc., Distributor.         F68-051  6/30/99